FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA U

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA U

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA U

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA U indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA U as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	TA Aegon Sustainable Equity Income Service Class
Fidelity® VIP Index 500 Service Class 2	TA Aegon U.S. Government Securities Service Class
Franklin Allocation Class 4 Shares	TA BlackRock Government Money Market Service Class
ProFund Access VP High Yield	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Moderate Service Class
ProFund VP Bull	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
ProFund VP Communication Services	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
ProFund VP Consumer Discretionary	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
ProFund VP Emerging Markets	TA BlackRock iShares Edge 40 Service Class
ProFund VP Energy	TA BlackRock Real Estate Securities Service Class
ProFund VP Europe 30	TA BlackRock Tactical Allocation Service Class
ProFund VP Falling U.S. Dollar	TA Goldman Sachs Managed Risk - Balanced ETF Service Class
ProFund VP Financials	TA Goldman Sachs Managed Risk - Conservative ETF Service Class
ProFund VP Government Money Market	TA Goldman Sachs Managed Risk - Growth ETF Service Class
ProFund VP International	TA International Focus Service Class
ProFund VP Japan	TA Janus Balanced Service Class
ProFund VP Materials	TA Janus Mid-Cap Growth Service Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Conservative Service Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Growth Service Class
ProFund VP Pharmaceuticals	TA JPMorgan Asset Allocation - Moderate Service Class

ProFund VP Precious Metals	TA JPMorgan Asset Allocation - Moderate Growth Service Class
ProFund VP Short Emerging Markets	TA JPMorgan Enhanced Index Service Class
ProFund VP Short International	TA JPMorgan International Moderate Growth Service Class
ProFund VP Short NASDAQ-100	TA JPMorgan Tactical Allocation Service Class
ProFund VP Short Small-Cap	TA Market Participation Strategy Service Class
ProFund VP Small-Cap	TA Multi-Managed Balanced Service Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Balanced Service Class
ProFund VP U.S. Government Plus	TA PIMCO Tactical - Conservative Service Class
ProFund VP UltraSmall-Cap	TA PIMCO Tactical - Growth Service Class
ProFund VP Utilities	TA Small/Mid Cap Value Service Class
TA Aegon Bond Service Class	TA T. Rowe Price Small Cap Service Class
TA Aegon Core Bond Service Class	TA WMC US Growth Service Class
TA Aegon High Yield Bond Service Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA U based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA U in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA U since 2014.

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	92,644.284	$945,727	$799,520	$(1)	$799,519	348,261	$2.048539	$11.851374
Fidelity® VIP Index 500 Service Class 2	22,129.809	5,535,899	10,075,259	32	10,075,291	2,220,288	3.841019	19.530907
Franklin Allocation Class 4 Shares	146,328.571	809,164	746,276	(19)	746,257	295,489	2.223903	11.904562
ProFund Access VP High Yield	9,562.904	250,262	236,682	3	236,685	128,856	1.631485	9.981522
ProFund VP Asia 30	7,568.042	362,924	268,514	7	268,521	317,907	0.741651	9.798898
ProFund VP Bull	5,181.839	268,056	261,838	4	261,842	101,913	2.237364	17.447235
ProFund VP Communication Services	597.637	18,119	22,794	(5)	22,789	18,175	1.101928	10.013247
ProFund VP Consumer Discretionary	4,133.987	290,605	272,843	4	272,847	83,533	2.970754	15.757622
ProFund VP Emerging Markets	19,964.298	578,229	564,790	(20)	564,770	679,908	0.723705	11.554309
ProFund VP Energy	10,085.859	230,132	425,522	19	425,541	389,600	0.953957	10.799049
ProFund VP Europe 30	837.670	18,415	21,696	(4)	21,692	20,372	0.934221	12.291037
ProFund VP Falling U.S. Dollar	68.040	1,071	1,061	2	1,063	2,058	0.452523	7.604989
ProFund VP Financials	4,096.135	178,190	188,135	(5)	188,130	138,665	1.200148	14.061701
ProFund VP Government Money Market	3,792,554.804	3,792,555	3,792,555	(124)	3,792,431	4,279,262	0.771599	8.968452
ProFund VP International	11,447.976	213,767	235,599	11	235,610	273,828	0.753048	11.153493
ProFund VP Japan	248.814	15,063	16,225	6	16,231	11,956	1.179400	14.965807
ProFund VP Materials	3,646.699	247,296	311,720	(13)	311,707	169,789	1.606917	14.643427
ProFund VP Mid-Cap	14,684.270	236,711	245,374	(5)	245,369	108,626	1.981638	13.193162
ProFund VP NASDAQ-100	17,958.983	1,009,890	1,039,286	(14)	1,039,272	175,479	5.214851	26.499223
ProFund VP Pharmaceuticals	6,579.962	221,323	226,285	(3)	226,282	112,440	1.803435	10.837102
ProFund VP Precious Metals	10,915.223	327,316	277,247	(90)	277,157	504,343	0.482196	10.970368
ProFund VP Short Emerging Markets	301.255	10,892	7,073	1	7,074	49,538	0.127713	3.915062
ProFund VP Short International	278.760	10,151	6,936	(3)	6,933	32,811	0.167708	4.707794
ProFund VP Short NASDAQ-100	223.547	7,068	2,747	3	2,750	77,209	0.031130	1.745486
ProFund VP Short Small-Cap	279.675	9,657	6,178	(5)	6,173	77,011	0.070982	3.735044
ProFund VP Small-Cap	2,408.518	81,269	82,612	4	82,616	44,924	1.601538	11.817038
ProFund VP Small-Cap Value	7,645.173	298,852	328,437	(14)	328,423	152,868	1.882751	12.157619
ProFund VP U.S. Government Plus	2,583.931	56,288	32,868	(8)	32,860	28,321	0.974917	6.711450
ProFund VP UltraSmall-Cap	5,114.705	99,446	70,634	(4)	70,630	41,826	1.482497	10.733155
ProFund VP Utilities	5,605.324	214,625	209,807	(13)	209,794	113,679	1.610459	12.075214
TA Aegon Bond Service Class	417,897.498	4,453,803	4,007,637	29	4,007,666	2,881,230	1.191481	9.046247
TA Aegon Core Bond Service Class	228,397.627	3,107,102	2,717,932	-	2,717,932	1,940,265	1.220603	9.160617
TA Aegon High Yield Bond Service Class	117,446.679	861,878	820,952	(39)	820,913	374,940	1.903346	10.856076
TA Aegon Sustainable Equity Income Service Class	269,665.017	5,106,279	4,937,566	24	4,937,590	1,961,523	1.978506	11.047705
TA Aegon U.S. Government Securities Service Class	828,359.503	8,017,228	7,844,564	61	7,844,625	6,586,298	1.015778	8.723984
TA BlackRock Government Money Market Service Class	3,704,008.944	3,704,008	3,704,009	(146)	3,703,863	3,850,098	0.825416	9.185247
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	48,374.125	489,215	433,432	17	433,449	334,470	1.171394	10.584315
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	36,937.154	399,176	363,462	(33)	363,429	283,940	1.168992	10.769891
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	49,154.045	518,982	505,795	(3)	505,792	371,351	1.241938	10.611439

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	12,977.972	$149,948	$136,528	$5	$136,533	108,810	$1.170245	$10.665772
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	6,363.399	79,421	74,197	(1)	74,196	52,339	1.306516	11.466317
TA BlackRock iShares Edge 40 Service Class	37,346.375	349,711	320,058	4	320,062	198,104	1.393989	10.885178
TA BlackRock Real Estate Securities Service Class	210,001.672	2,440,426	2,194,517	(23)	2,194,494	941,507	1.658768	10.476129
TA BlackRock Tactical Allocation Service Class	77,996.672	1,170,017	1,048,275	33	1,048,308	746,791	1.306624	12.250051
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	43,560.984	529,795	495,724	17	495,741	320,751	1.380599	11.549399
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	7,654.248	90,856	86,187	(9)	86,178	58,700	1.315643	10.560999
TA Goldman Sachs Managed Risk - Growth ETF Service Class	105,235.826	1,058,890	1,090,243	(13)	1,090,230	614,404	1.570630	13.037853
TA International Focus Service Class	153,235.745	1,232,354	1,296,374	20	1,296,394	886,444	1.288456	13.216103
TA Janus Balanced Service Class	103,448.738	1,730,153	1,646,904	3	1,646,907	819,549	1.816641	14.934968
TA Janus Mid-Cap Growth Service Class	142,670.822	4,757,954	3,961,969	110	3,962,079	1,002,894	3.391998	19.298868
TA JPMorgan Asset Allocation - Conservative Service Class	1,845,709.019	17,765,787	15,670,070	(113)	15,669,957	9,237,922	1.465780	10.832930
TA JPMorgan Asset Allocation - Growth Service Class	3,159,153.803	35,548,044	32,191,777	6	32,191,783	11,252,446	2.465159	15.934064
TA JPMorgan Asset Allocation - Moderate Service Class	4,150,954.953	46,161,877	41,758,607	(64)	41,758,543	20,737,910	1.739722	11.864953
TA JPMorgan Asset Allocation - Moderate Growth Service Class	11,693,264.588	132,136,258	115,295,589	69	115,295,658	49,047,465	2.032202	13.277648
TA JPMorgan Enhanced Index Service Class	143,487.851	3,079,334	3,409,271	(50)	3,409,221	763,535	3.806974	19.818994
TA JPMorgan International Moderate Growth Service Class	659,147.319	6,252,286	5,965,283	(138)	5,965,145	4,539,691	1.142950	11.754911
TA JPMorgan Tactical Allocation Service Class	194,603.377	2,924,995	2,564,873	(5)	2,564,868	1,831,461	1.205411	10.648686
TA Market Participation Strategy Service Class	36,528.910	448,028	365,289	6	365,295	208,252	1.618114	13.933848
TA Multi-Managed Balanced Service Class	1,215,968.641	18,106,842	18,117,933	26	18,117,959	5,377,115	2.895141	14.800976
TA PIMCO Tactical - Balanced Service Class	37,345.990	405,309	357,028	11	357,039	284,095	1.134731	10.749018
TA PIMCO Tactical - Conservative Service Class	25,183.095	283,583	239,239	7	239,246	205,021	1.054375	10.458973
TA PIMCO Tactical - Growth Service Class	31,974.395	346,308	306,954	(5)	306,949	230,397	1.207958	11.962007
TA Small/Mid Cap Value Service Class	642,255.513	11,602,253	11,656,938	29	11,656,967	2,265,081	4.289159	14.285139
TA T. Rowe Price Small Cap Service Class	255,717.321	2,823,933	2,506,030	(30)	2,506,000	542,932	3.971894	15.811290
TA WMC US Growth Service Class	617,370.290	19,648,519	20,990,590	40	20,990,630	4,072,213	4.460198	23.809416

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$799,519	$-	$799,519
Fidelity® VIP Index 500 Service Class 2	10,075,291	-	10,075,291
Franklin Allocation Class 4 Shares	746,257	-	746,257
ProFund Access VP High Yield	236,685	-	236,685
ProFund VP Asia 30	268,521	-	268,521
ProFund VP Bull	261,842	-	261,842
ProFund VP Communication Services	22,789	-	22,789
ProFund VP Consumer Discretionary	272,847	-	272,847
ProFund VP Emerging Markets	564,770	-	564,770
ProFund VP Energy	425,541	-	425,541
ProFund VP Europe 30	21,692	-	21,692
ProFund VP Falling U.S. Dollar	1,063	-	1,063
ProFund VP Financials	188,130	-	188,130
ProFund VP Government Money Market	3,792,431	-	3,792,431
ProFund VP International	235,610	-	235,610
ProFund VP Japan	16,231	-	16,231
ProFund VP Materials	311,707	-	311,707
ProFund VP Mid-Cap	245,369	-	245,369
ProFund VP NASDAQ-100	1,039,272	-	1,039,272
ProFund VP Pharmaceuticals	226,282	-	226,282
ProFund VP Precious Metals	277,157	-	277,157
ProFund VP Short Emerging Markets	7,074	-	7,074
ProFund VP Short International	6,933	-	6,933
ProFund VP Short NASDAQ-100	2,750	-	2,750
ProFund VP Short Small-Cap	6,173	-	6,173
ProFund VP Small-Cap	82,616	-	82,616
ProFund VP Small-Cap Value	328,423	-	328,423
ProFund VP U.S. Government Plus	32,860	-	32,860
ProFund VP UltraSmall-Cap	70,630	-	70,630
ProFund VP Utilities	209,794	-	209,794
TA Aegon Bond Service Class	4,007,666	-	4,007,666
TA Aegon Core Bond Service Class	2,717,932	-	2,717,932
TA Aegon High Yield Bond Service Class	820,913	-	820,913
TA Aegon Sustainable Equity Income Service Class	4,937,590	-	4,937,590
TA Aegon U.S. Government Securities Service Class	7,844,625	-	7,844,625
TA BlackRock Government Money Market Service Class	3,703,863	-	3,703,863
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	433,449	-	433,449
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	363,429	-	363,429
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	505,792	-	505,792
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	136,533	-	136,533
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	74,196	-	74,196

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA U

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Edge 40 Service Class	$320,062	$-	$320,062
TA BlackRock Real Estate Securities Service Class	2,194,494	-	2,194,494
TA BlackRock Tactical Allocation Service Class	1,048,308	-	1,048,308
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	495,741	-	495,741
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	86,178	-	86,178
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,090,230	-	1,090,230
TA International Focus Service Class	1,296,394	-	1,296,394
TA Janus Balanced Service Class	1,646,907	-	1,646,907
TA Janus Mid-Cap Growth Service Class	3,962,079	-	3,962,079
TA JPMorgan Asset Allocation - Conservative Service Class	15,609,582	60,375	15,669,957
TA JPMorgan Asset Allocation - Growth Service Class	32,191,783	-	32,191,783
TA JPMorgan Asset Allocation - Moderate Service Class	41,710,274	48,269	41,758,543
TA JPMorgan Asset Allocation - Moderate Growth Service Class	115,198,540	97,118	115,295,658
TA JPMorgan Enhanced Index Service Class	3,409,221	-	3,409,221
TA JPMorgan International Moderate Growth Service Class	5,891,174	73,971	5,965,145
TA JPMorgan Tactical Allocation Service Class	2,564,868	-	2,564,868
TA Market Participation Strategy Service Class	365,295	-	365,295
TA Multi-Managed Balanced Service Class	18,117,959	-	18,117,959
TA PIMCO Tactical - Balanced Service Class	357,039	-	357,039
TA PIMCO Tactical - Conservative Service Class	239,246	-	239,246
TA PIMCO Tactical - Growth Service Class	306,949	-	306,949
TA Small/Mid Cap Value Service Class	11,656,967	-	11,656,967
TA T. Rowe Price Small Cap Service Class	2,506,000	-	2,506,000
TA WMC US Growth Service Class	20,990,630	-	20,990,630

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Balanced Hedged Allocation Class B Shares Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount

Net Assets as of December 31, 2021:	$1,137,287	$10,230,806	$1,243,190	$281,052

Investment Income:
Reinvested Dividends	29,273	103,842	11,891	9,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,840	110,650	11,861	3,729

Net Investment Income (Loss)	14,433	(6,808)	30	5,312

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	95,362	67,528	74,939	-
Realized Gain (Loss) on Investments	(22,365)	289,265	(115,819)	(4,492)

Net Realized Capital Gains (Losses) on Investments	72,997	356,793	(40,880)	(4,492)
Net Change in Unrealized Appreciation (Depreciation)	(313,879)	(2,326,532)	(142,193)	(28,300)

Net Gain (Loss) on Investment	(240,882)	(1,969,739)	(183,073)	(32,792)

Net Increase (Decrease) in Net Assets Resulting from Operations	(226,449)	(1,976,547)	(183,043)	(27,480)

Increase (Decrease) in Net Assets from Contract Transactions	(102,402)	(302,128)	(339,220)	19,230

Total Increase (Decrease) in Net Assets	(328,851)	(2,278,675)	(522,263)	(8,250)

Net Assets as of December 31, 2022:	$808,436	$7,952,131	$720,927	$272,802

Investment Income:
Reinvested Dividends	7,053	114,780	9,597	12,967
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,338	113,428	10,469	3,737

Net Investment Income (Loss)	(5,285)	1,352	(872)	9,230

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,414	80,536	11,913	-
Realized Gain (Loss) on Investments	(29,567)	231,913	(27,286)	(13,004)

Net Realized Capital Gains (Losses) on Investments	10,847	312,449	(15,373)	(13,004)
Net Change in Unrealized Appreciation (Depreciation)	75,650	1,610,857	105,765	25,399

Net Gain (Loss) on Investment	86,497	1,923,306	90,392	12,395

Net Increase (Decrease) in Net Assets Resulting from Operations	81,212	1,924,658	89,520	21,625

Increase (Decrease) in Net Assets from Contract Transactions	(90,129)	198,502	(64,190)	(57,742)

Total Increase (Decrease) in Net Assets	(8,917)	2,123,160	25,330	(36,117)

Net Assets as of December 31, 2023:	$799,519	$10,075,291	$746,257	$236,685

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Asia 30 Subaccount	ProFund VP Bull Subaccount	ProFund VP Communication Services Subaccount	ProFund VP Consumer Discretionary Subaccount

Net Assets as of December 31, 2021:	$395,791	$535,633	$37,448	$414,798

Investment Income:
Reinvested Dividends	1,580	-	575	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,068	6,006	389	4,337

Net Investment Income (Loss)	(2,488)	(6,006)	186	(4,337)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,120	58,375	-	2,940
Realized Gain (Loss) on Investments	(50,156)	7,062	(231)	(17,900)

Net Realized Capital Gains (Losses) on Investments	(13,036)	65,437	(231)	(14,960)
Net Change in Unrealized Appreciation (Depreciation)	(92,449)	(167,505)	(8,215)	(112,413)

Net Gain (Loss) on Investment	(105,485)	(102,068)	(8,446)	(127,373)

Net Increase (Decrease) in Net Assets Resulting from Operations	(107,973)	(108,074)	(8,260)	(131,710)

Increase (Decrease) in Net Assets from Contract Transactions	22,443	(37,723)	(5,965)	(58,007)

Total Increase (Decrease) in Net Assets	(85,530)	(145,797)	(14,225)	(189,717)

Net Assets as of December 31, 2022:	$310,261	$389,836	$23,223	$225,081

Investment Income:
Reinvested Dividends	287	-	190	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,748	5,627	275	3,918

Net Investment Income (Loss)	(3,461)	(5,627)	(85)	(3,918)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,944	72,118	-	12,626
Realized Gain (Loss) on Investments	(93,930)	(9,796)	(672)	(5,375)

Net Realized Capital Gains (Losses) on Investments	(82,986)	62,322	(672)	7,251
Net Change in Unrealized Appreciation (Depreciation)	96,363	21,063	6,358	63,057

Net Gain (Loss) on Investment	13,377	83,385	5,686	70,308

Net Increase (Decrease) in Net Assets Resulting from Operations	9,916	77,758	5,601	66,390

Increase (Decrease) in Net Assets from Contract Transactions	(51,656)	(205,752)	(6,035)	(18,624)

Total Increase (Decrease) in Net Assets	(41,740)	(127,994)	(434)	47,766

Net Assets as of December 31, 2023:	$268,521	$261,842	$22,789	$272,847

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Emerging Markets Subaccount	ProFund VP Energy Subaccount	ProFund VP Europe 30 Subaccount	ProFund VP Falling U.S. Dollar Subaccount

Net Assets as of December 31, 2021:	$743,390	$312,097	$25,459	$5,241

Investment Income:
Reinvested Dividends	3,953	4,150	476	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,122	5,093	429	30

Net Investment Income (Loss)	(4,169)	(943)	47	(30)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,399	-
Realized Gain (Loss) on Investments	(16,059)	46,365	(2,890)	(750)

Net Realized Capital Gains (Losses) on Investments	(16,059)	46,365	(1,491)	(750)
Net Change in Unrealized Appreciation (Depreciation)	(109,030)	119,820	(2,756)	340

Net Gain (Loss) on Investment	(125,089)	166,185	(4,247)	(410)

Net Increase (Decrease) in Net Assets Resulting from Operations	(129,258)	165,242	(4,200)	(440)

Increase (Decrease) in Net Assets from Contract Transactions	9,399	(48,747)	(1,889)	(3,949)

Total Increase (Decrease) in Net Assets	(119,859)	116,495	(6,089)	(4,389)

Net Assets as of December 31, 2022:	$623,531	$428,592	$19,370	$852

Investment Income:
Reinvested Dividends	12,568	10,259	431	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,779	5,545	500	48

Net Investment Income (Loss)	4,789	4,714	(69)	(48)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(11,211)	16,513	657	(202)

Net Realized Capital Gains (Losses) on Investments	(11,211)	16,513	657	(202)
Net Change in Unrealized Appreciation (Depreciation)	82,588	(36,925)	2,879	160

Net Gain (Loss) on Investment	71,377	(20,412)	3,536	(42)

Net Increase (Decrease) in Net Assets Resulting from Operations	76,166	(15,698)	3,467	(90)

Increase (Decrease) in Net Assets from Contract Transactions	(134,927)	12,647	(1,145)	301

Total Increase (Decrease) in Net Assets	(58,761)	(3,051)	2,322	211

Net Assets as of December 31, 2023:	$564,770	$425,541	$21,692	$1,063

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount	ProFund VP Japan Subaccount

Net Assets as of December 31, 2021:	$397,657	$3,632,084	$436,408	$14,651

Investment Income:
Reinvested Dividends	259	38,090	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,163	45,803	4,792	373

Net Investment Income (Loss)	(3,904)	(7,713)	(4,792)	(373)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,392	-	16,114	1,703
Realized Gain (Loss) on Investments	7,747	-	(3,447)	(608)

Net Realized Capital Gains (Losses) on Investments	11,139	-	12,667	1,095
Net Change in Unrealized Appreciation (Depreciation)	(73,408)	-	(83,927)	(6,589)

Net Gain (Loss) on Investment	(62,269)	-	(71,260)	(5,494)

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,173)	(7,713)	(76,052)	(5,867)

Increase (Decrease) in Net Assets from Contract Transactions	(82,698)	99,286	42,894	72,706

Total Increase (Decrease) in Net Assets	(148,871)	91,573	(33,158)	66,839

Net Assets as of December 31, 2022:	$248,786	$3,723,657	$403,250	$81,490

Investment Income:
Reinvested Dividends	825	152,903	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,592	48,104	4,987	495

Net Investment Income (Loss)	(1,767)	104,799	(4,987)	(495)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,461	-	-	-
Realized Gain (Loss) on Investments	3,284	-	(8,903)	7,179

Net Realized Capital Gains (Losses) on Investments	10,745	-	(8,903)	7,179
Net Change in Unrealized Appreciation (Depreciation)	11,528	-	56,396	5,998

Net Gain (Loss) on Investment	22,273	-	47,493	13,177

Net Increase (Decrease) in Net Assets Resulting from Operations	20,506	104,799	42,506	12,682

Increase (Decrease) in Net Assets from Contract Transactions	(81,162)	(36,025)	(210,146)	(77,941)

Total Increase (Decrease) in Net Assets	(60,656)	68,774	(167,640)	(65,259)

Net Assets as of December 31, 2023:	$188,130	$3,792,431	$235,610	$16,231

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Materials Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Pharmaceuticals Subaccount

Net Assets as of December 31, 2021:	$353,691	$664,585	$1,370,651	$336,595

Investment Income:
Reinvested Dividends	539	-	-	234
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,015	7,298	12,142	4,229

Net Investment Income (Loss)	(3,476)	(7,298)	(12,142)	(3,995)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,717	102,939	176,825	17,598
Realized Gain (Loss) on Investments	10,632	(51,805)	27,138	5,181

Net Realized Capital Gains (Losses) on Investments	13,349	51,134	203,963	22,779
Net Change in Unrealized Appreciation (Depreciation)	(46,561)	(152,588)	(628,099)	(45,096)

Net Gain (Loss) on Investment	(33,212)	(101,454)	(424,136)	(22,317)

Net Increase (Decrease) in Net Assets Resulting from Operations	(36,688)	(108,752)	(436,278)	(26,312)

Increase (Decrease) in Net Assets from Contract Transactions	(32,989)	(111,591)	(249,104)	(40,179)

Total Increase (Decrease) in Net Assets	(69,677)	(220,343)	(685,382)	(66,491)

Net Assets as of December 31, 2022:	$284,014	$444,242	$685,269	$270,104

Investment Income:
Reinvested Dividends	1,383	-	-	1,280
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,887	5,655	12,117	3,450

Net Investment Income (Loss)	(2,504)	(5,655)	(12,117)	(2,170)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	4,558	4,758
Realized Gain (Loss) on Investments	5,069	(69,517)	(69,826)	2,447

Net Realized Capital Gains (Losses) on Investments	5,069	(69,517)	(65,268)	7,205
Net Change in Unrealized Appreciation (Depreciation)	27,796	108,609	417,734	(23,448)

Net Gain (Loss) on Investment	32,865	39,092	352,466	(16,243)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,361	33,437	340,349	(18,413)

Increase (Decrease) in Net Assets from Contract Transactions	(2,668)	(232,310)	13,654	(25,409)

Total Increase (Decrease) in Net Assets	27,693	(198,873)	354,003	(43,822)

Net Assets as of December 31, 2023:	$311,707	$245,369	$1,039,272	$226,282

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount	ProFund VP Short NASDAQ-100 Subaccount

Net Assets as of December 31, 2021:	$309,341	$33,172	$15,026	$114,767

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,899	440	214	1,752

Net Investment Income (Loss)	(3,899)	(440)	(214)	(1,752)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	580	-	-
Realized Gain (Loss) on Investments	5,858	(5,298)	(4,543)	(10,725)

Net Realized Capital Gains (Losses) on Investments	5,858	(4,718)	(4,543)	(10,725)
Net Change in Unrealized Appreciation (Depreciation)	(46,279)	7,922	7,567	50,542

Net Gain (Loss) on Investment	(40,421)	3,204	3,024	39,817

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,320)	2,764	2,810	38,065

Increase (Decrease) in Net Assets from Contract Transactions	(4,621)	(9,424)	(9,781)	(3,833)

Total Increase (Decrease) in Net Assets	(48,941)	(6,660)	(6,971)	34,232

Net Assets as of December 31, 2022:	$260,400	$26,512	$8,055	$148,999

Investment Income:
Reinvested Dividends	-	43	135	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,470	274	105	944

Net Investment Income (Loss)	(3,470)	(231)	30	(944)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51	-	224
Realized Gain (Loss) on Investments	(4,400)	(8,598)	(247)	(34,497)

Net Realized Capital Gains (Losses) on Investments	(4,400)	(8,547)	(247)	(34,273)
Net Change in Unrealized Appreciation (Depreciation)	10,769	6,588	(683)	(8,848)

Net Gain (Loss) on Investment	6,369	(1,959)	(930)	(43,121)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,899	(2,190)	(900)	(44,065)

Increase (Decrease) in Net Assets from Contract Transactions	13,858	(17,248)	(222)	(102,184)

Total Increase (Decrease) in Net Assets	16,757	(19,438)	(1,122)	(146,249)

Net Assets as of December 31, 2023:	$277,157	$7,074	$6,933	$2,750

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount	ProFund VP U.S. Government Plus Subaccount

Net Assets as of December 31, 2021:	$16,648	$378,656	$319,546	$150,178

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	251	4,245	4,349	1,341

Net Investment Income (Loss)	(251)	(4,245)	(4,349)	(1,341)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	34,894	55,793	-
Realized Gain (Loss) on Investments	(159)	368	(40,774)	(25,588)

Net Realized Capital Gains (Losses) on Investments	(159)	35,262	15,019	(25,588)
Net Change in Unrealized Appreciation (Depreciation)	3,128	(116,706)	(55,775)	(34,524)

Net Gain (Loss) on Investment	2,969	(81,444)	(40,756)	(60,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,718	(85,689)	(45,105)	(61,453)

Increase (Decrease) in Net Assets from Contract Transactions	213	(20,535)	(44,669)	(24,169)

Total Increase (Decrease) in Net Assets	2,931	(106,224)	(89,774)	(85,622)

Net Assets as of December 31, 2022:	$19,579	$272,432	$229,772	$64,556

Investment Income:
Reinvested Dividends	50	-	41	2,514
Investment Expense:
Mortality and Expense Risk and Administrative Charges	218	3,530	2,929	798

Net Investment Income (Loss)	(168)	(3,530)	(2,888)	1,716

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	996	-	10,220	-
Realized Gain (Loss) on Investments	63	(22,690)	439	(63,075)

Net Realized Capital Gains (Losses) on Investments	1,059	(22,690)	10,659	(63,075)
Net Change in Unrealized Appreciation (Depreciation)	(1,246)	41,872	17,554	59,234

Net Gain (Loss) on Investment	(187)	19,182	28,213	(3,841)

Net Increase (Decrease) in Net Assets Resulting from Operations	(355)	15,652	25,325	(2,125)

Increase (Decrease) in Net Assets from Contract Transactions	(13,051)	(205,468)	73,326	(29,571)

Total Increase (Decrease) in Net Assets	(13,406)	(189,816)	98,651	(31,696)

Net Assets as of December 31, 2023:	$6,173	$82,616	$328,423	$32,860

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	ProFund VP UltraSmall-Cap Subaccount	ProFund VP Utilities Subaccount	TA Aegon Bond Service Class Subaccount	TA Aegon Core Bond Service Class Subaccount

Net Assets as of December 31, 2021:	$211,035	$361,010	$6,671,755	$3,425,678

Investment Income:
Reinvested Dividends	-	2,945	119,661	69,796
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,609	3,991	70,215	42,769

Net Investment Income (Loss)	(1,609)	(1,046)	49,446	27,027

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,127	3,211	-	12,506
Realized Gain (Loss) on Investments	(13,785)	(273)	(345,716)	(73,939)

Net Realized Capital Gains (Losses) on Investments	9,342	2,938	(345,716)	(61,433)
Net Change in Unrealized Appreciation (Depreciation)	(97,838)	(9,029)	(692,910)	(439,475)

Net Gain (Loss) on Investment	(88,496)	(6,091)	(1,038,626)	(500,908)

Net Increase (Decrease) in Net Assets Resulting from Operations	(90,105)	(7,137)	(989,180)	(473,881)

Increase (Decrease) in Net Assets from Contract Transactions	(39,481)	(63,917)	(1,280,351)	(161,140)

Total Increase (Decrease) in Net Assets	(129,586)	(71,054)	(2,269,531)	(635,021)

Net Assets as of December 31, 2022:	$81,449	$289,956	$4,402,224	$2,790,657

Investment Income:
Reinvested Dividends	-	3,751	25,600	59,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,000	3,380	56,088	39,655

Net Investment Income (Loss)	(1,000)	371	(30,488)	19,521

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(31,815)	(4,151)	(340,161)	(94,829)

Net Realized Capital Gains (Losses) on Investments	(31,815)	(4,151)	(340,161)	(94,829)
Net Change in Unrealized Appreciation (Depreciation)	45,553	(23,864)	562,555	191,296

Net Gain (Loss) on Investment	13,738	(28,015)	222,394	96,467

Net Increase (Decrease) in Net Assets Resulting from Operations	12,738	(27,644)	191,906	115,988

Increase (Decrease) in Net Assets from Contract Transactions	(23,557)	(52,518)	(586,464)	(188,713)

Total Increase (Decrease) in Net Assets	(10,819)	(80,162)	(394,558)	(72,725)

Net Assets as of December 31, 2023:	$70,630	$209,794	$4,007,666	$2,717,932

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon High Yield Bond Service Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount

Net Assets as of December 31, 2021:	$1,469,381	$7,209,147	$4,268,511	$4,193,246

Investment Income:
Reinvested Dividends	59,882	105,870	74,147	56,805
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,432	79,894	109,553	57,984

Net Investment Income (Loss)	43,450	25,976	(35,406)	(1,179)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	199,970	-	-
Realized Gain (Loss) on Investments	(56,984)	(165,598)	(565,294)	-

Net Realized Capital Gains (Losses) on Investments	(56,984)	34,372	(565,294)	-
Net Change in Unrealized Appreciation (Depreciation)	(167,925)	(1,001,963)	(399,676)	-

Net Gain (Loss) on Investment	(224,909)	(967,591)	(964,970)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(181,459)	(941,615)	(1,000,376)	(1,179)

Increase (Decrease) in Net Assets from Contract Transactions	(332,850)	(888,195)	6,485,493	(246,979)

Total Increase (Decrease) in Net Assets	(514,309)	(1,829,810)	5,485,117	(248,158)

Net Assets as of December 31, 2022:	$955,072	$5,379,337	$9,753,628	$3,945,088

Investment Income:
Reinvested Dividends	35,991	96,252	120,154	171,390
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,435	68,466	119,893	50,830

Net Investment Income (Loss)	23,556	27,786	261	120,560

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(44,436)	(184,779)	(319,717)	-

Net Realized Capital Gains (Losses) on Investments	(44,436)	(184,779)	(319,717)	-
Net Change in Unrealized Appreciation (Depreciation)	98,375	365,968	554,582	-

Net Gain (Loss) on Investment	53,939	181,189	234,865	-

Net Increase (Decrease) in Net Assets Resulting from Operations	77,495	208,975	235,126	120,560

Increase (Decrease) in Net Assets from Contract Transactions	(211,654)	(650,722)	(2,144,129)	(361,785)

Total Increase (Decrease) in Net Assets	(134,159)	(441,747)	(1,909,003)	(241,225)

Net Assets as of December 31, 2023:	$820,913	$4,937,590	$7,844,625	$3,703,863

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$827,387	$603,493	$846,079	$173,084

Investment Income:
Reinvested Dividends	12,152	4,852	8,188	1,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,505	5,593	8,992	2,210

Net Investment Income (Loss)	647	(741)	(804)	(473)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	124,553	45,190	28,076	11,210
Realized Gain (Loss) on Investments	(46,115)	7,405	(9,568)	(5,231)

Net Realized Capital Gains (Losses) on Investments	78,438	52,595	18,508	5,979
Net Change in Unrealized Appreciation (Depreciation)	(229,800)	(146,063)	(169,740)	(35,431)

Net Gain (Loss) on Investment	(151,362)	(93,468)	(151,232)	(29,452)

Net Increase (Decrease) in Net Assets Resulting from Operations	(150,715)	(94,209)	(152,036)	(29,925)

Increase (Decrease) in Net Assets from Contract Transactions	118,116	(169,322)	(133,831)	(15,638)

Total Increase (Decrease) in Net Assets	(32,599)	(263,531)	(285,867)	(45,563)

Net Assets as of December 31, 2022:	$794,788	$339,962	$560,212	$127,521

Investment Income:
Reinvested Dividends	6,560	5,191	6,665	1,874
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,141	4,699	7,414	2,019

Net Investment Income (Loss)	(581)	492	(749)	(145)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(97,431)	(3,652)	(29,223)	(962)

Net Realized Capital Gains (Losses) on Investments	(97,431)	(3,652)	(29,223)	(962)
Net Change in Unrealized Appreciation (Depreciation)	140,830	42,451	112,921	14,790

Net Gain (Loss) on Investment	43,399	38,799	83,698	13,828

Net Increase (Decrease) in Net Assets Resulting from Operations	42,818	39,291	82,949	13,683

Increase (Decrease) in Net Assets from Contract Transactions	(404,157)	(15,824)	(137,369)	(4,671)

Total Increase (Decrease) in Net Assets	(361,339)	23,467	(54,420)	9,012

Net Assets as of December 31, 2023:	$433,449	$363,429	$505,792	$136,533

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount	TA BlackRock Real Estate Securities Service Class Subaccount	TA BlackRock Tactical Allocation Service Class Subaccount

Net Assets as of December 31, 2021:	$88,650	$448,000	$3,309,394	$1,409,175

Investment Income:
Reinvested Dividends	851	5,703	73,423	40,803
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,072	4,979	34,276	15,903

Net Investment Income (Loss)	(221)	724	39,147	24,900

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,021	14,891	-	94,234
Realized Gain (Loss) on Investments	(798)	(4,905)	(50,012)	(28,428)

Net Realized Capital Gains (Losses) on Investments	6,223	9,986	(50,012)	65,806
Net Change in Unrealized Appreciation (Depreciation)	(21,873)	(76,506)	(916,417)	(331,304)

Net Gain (Loss) on Investment	(15,650)	(66,520)	(966,429)	(265,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,871)	(65,796)	(927,282)	(240,598)

Increase (Decrease) in Net Assets from Contract Transactions	(4,437)	(55,299)	(257,211)	(220,523)

Total Increase (Decrease) in Net Assets	(20,308)	(121,095)	(1,184,493)	(461,121)

Net Assets as of December 31, 2022:	$68,342	$326,905	$2,124,901	$948,054

Investment Income:
Reinvested Dividends	920	6,514	110,940	25,226
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,012	4,484	28,172	13,985

Net Investment Income (Loss)	(92)	2,030	82,768	11,241

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,084	-	37,418
Realized Gain (Loss) on Investments	(1,001)	(6,410)	(85,040)	(18,688)

Net Realized Capital Gains (Losses) on Investments	(1,001)	(1,326)	(85,040)	18,730
Net Change in Unrealized Appreciation (Depreciation)	11,396	22,910	233,188	94,293

Net Gain (Loss) on Investment	10,395	21,584	148,148	113,023

Net Increase (Decrease) in Net Assets Resulting from Operations	10,303	23,614	230,916	124,264

Increase (Decrease) in Net Assets from Contract Transactions	(4,449)	(30,457)	(161,323)	(24,010)

Total Increase (Decrease) in Net Assets	5,854	(6,843)	69,593	100,254

Net Assets as of December 31, 2023:	$74,196	$320,062	$2,194,494	$1,048,308

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount	TA International Focus Service Class Subaccount

Net Assets as of December 31, 2021:	$687,063	$152,760	$1,810,294	$2,186,183

Investment Income:
Reinvested Dividends	8,532	1,554	21,306	42,342
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,974	1,324	20,967	21,319

Net Investment Income (Loss)	558	230	339	21,023

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,227	1,451	89,501	82,548
Realized Gain (Loss) on Investments	(681)	553	(7,835)	628

Net Realized Capital Gains (Losses) on Investments	13,546	2,004	81,666	83,176
Net Change in Unrealized Appreciation (Depreciation)	(117,326)	(17,751)	(361,585)	(553,350)

Net Gain (Loss) on Investment	(103,780)	(15,747)	(279,919)	(470,174)

Net Increase (Decrease) in Net Assets Resulting from Operations	(103,222)	(15,517)	(279,580)	(449,151)

Increase (Decrease) in Net Assets from Contract Transactions	(57,066)	(49,128)	(219,150)	(383,082)

Total Increase (Decrease) in Net Assets	(160,288)	(64,645)	(498,730)	(832,233)

Net Assets as of December 31, 2022:	$526,775	$88,115	$1,311,564	$1,353,950

Investment Income:
Reinvested Dividends	7,175	1,520	19,048	23,638
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,957	1,161	18,174	18,315

Net Investment Income (Loss)	218	359	874	5,323

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	33,155	4,070	34,858	-
Realized Gain (Loss) on Investments	(5,700)	(401)	6,489	15,370

Net Realized Capital Gains (Losses) on Investments	27,455	3,669	41,347	15,370
Net Change in Unrealized Appreciation (Depreciation)	27,326	3,488	152,527	110,852

Net Gain (Loss) on Investment	54,781	7,157	193,874	126,222

Net Increase (Decrease) in Net Assets Resulting from Operations	54,999	7,516	194,748	131,545

Increase (Decrease) in Net Assets from Contract Transactions	(86,033)	(9,453)	(416,082)	(189,101)

Total Increase (Decrease) in Net Assets	(31,034)	(1,937)	(221,334)	(57,556)

Net Assets as of December 31, 2023:	$495,741	$86,178	$1,090,230	$1,296,394

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Conservative Service Class Subaccount	TA JPMorgan Asset Allocation - Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$2,263,727	$5,110,793	$20,944,701	$41,607,966

Investment Income:
Reinvested Dividends	14,896	-	912,486	1,852,140
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,614	54,494	235,806	452,464

Net Investment Income (Loss)	(10,718)	(54,494)	676,680	1,399,676

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	211,512	628,162	1,591,519	6,541,475
Realized Gain (Loss) on Investments	(37,283)	34,951	(269,425)	173,799

Net Realized Capital Gains (Losses) on Investments	174,229	663,113	1,322,094	6,715,274
Net Change in Unrealized Appreciation (Depreciation)	(588,048)	(1,517,594)	(5,364,162)	(17,893,938)

Net Gain (Loss) on Investment	(413,819)	(854,481)	(4,042,068)	(11,178,664)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,537)	(908,975)	(3,365,388)	(9,778,988)

Increase (Decrease) in Net Assets from Contract Transactions	(214,672)	(652,604)	(2,464,371)	(3,047,340)

Total Increase (Decrease) in Net Assets	(639,209)	(1,561,579)	(5,829,759)	(12,826,328)

Net Assets as of December 31, 2022:	$1,624,518	$3,549,214	$15,114,942	$28,781,638

Investment Income:
Reinvested Dividends	17,511	-	326,722	449,164
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,135	51,487	218,809	415,099

Net Investment Income (Loss)	(4,624)	(51,487)	107,913	34,065

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	45,076	712,698	-	432,692
Realized Gain (Loss) on Investments	(47,633)	(72,533)	(778,590)	(421,718)

Net Realized Capital Gains (Losses) on Investments	(2,557)	640,165	(778,590)	10,974
Net Change in Unrealized Appreciation (Depreciation)	208,324	(63,388)	1,446,477	5,067,963

Net Gain (Loss) on Investment	205,767	576,777	667,887	5,078,937

Net Increase (Decrease) in Net Assets Resulting from Operations	201,143	525,290	775,800	5,113,002

Increase (Decrease) in Net Assets from Contract Transactions	(178,754)	(112,425)	(220,785)	(1,702,857)

Total Increase (Decrease) in Net Assets	22,389	412,865	555,015	3,410,145

Net Assets as of December 31, 2023:	$1,646,907	$3,962,079	$15,669,957	$32,191,783

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$62,635,456	$165,954,444	$4,621,081	$9,664,110

Investment Income:
Reinvested Dividends	2,586,024	6,817,889	15,240	353,913
Investment Expense:
Mortality and Expense Risk and Administrative Charges	713,876	1,873,735	50,244	101,074

Net Investment Income (Loss)	1,872,148	4,944,154	(35,004)	252,839

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,070,074	18,491,716	452,908	620,471
Realized Gain (Loss) on Investments	56,166	506,327	87,984	91,777

Net Realized Capital Gains (Losses) on Investments	5,126,240	18,998,043	540,892	712,248
Net Change in Unrealized Appreciation (Depreciation)	(17,499,639)	(54,004,464)	(1,415,462)	(2,662,804)

Net Gain (Loss) on Investment	(12,373,399)	(35,006,421)	(874,570)	(1,950,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,501,251)	(30,062,267)	(909,574)	(1,697,717)

Increase (Decrease) in Net Assets from Contract Transactions	(6,238,570)	(17,040,685)	(466,027)	(1,324,022)

Total Increase (Decrease) in Net Assets	(16,739,821)	(47,102,952)	(1,375,601)	(3,021,739)

Net Assets as of December 31, 2022:	$45,895,635	$118,851,492	$3,245,480	$6,642,371

Investment Income:
Reinvested Dividends	777,732	1,980,448	18,519	81,982
Investment Expense:
Mortality and Expense Risk and Administrative Charges	597,813	1,599,370	43,245	82,764

Net Investment Income (Loss)	179,919	381,078	(24,726)	(782)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	324,984	5,122,207	149,133	-
Realized Gain (Loss) on Investments	(1,560,855)	(3,990,591)	101,071	(106,466)

Net Realized Capital Gains (Losses) on Investments	(1,235,871)	1,131,616	250,204	(106,466)
Net Change in Unrealized Appreciation (Depreciation)	4,062,520	9,796,393	520,162	532,063

Net Gain (Loss) on Investment	2,826,649	10,928,009	770,366	425,597

Net Increase (Decrease) in Net Assets Resulting from Operations	3,006,568	11,309,087	745,640	424,815

Increase (Decrease) in Net Assets from Contract Transactions	(7,143,660)	(14,864,921)	(581,899)	(1,102,041)

Total Increase (Decrease) in Net Assets	(4,137,092)	(3,555,834)	163,741	(677,226)

Net Assets as of December 31, 2023:	$41,758,543	$115,295,658	$3,409,221	$5,965,145

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Market Participation Strategy Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$3,646,470	$493,832	$22,268,595	$351,548

Investment Income:
Reinvested Dividends	44,885	141	170,329	1,579
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,018	5,861	255,523	4,176

Net Investment Income (Loss)	3,867	(5,720)	(85,194)	(2,597)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	305,240	101,228	2,244,841	26,513
Realized Gain (Loss) on Investments	(20,956)	(7,002)	312,191	(7,337)

Net Realized Capital Gains (Losses) on Investments	284,284	94,226	2,557,032	19,176
Net Change in Unrealized Appreciation (Depreciation)	(854,666)	(167,668)	(6,327,920)	(87,682)

Net Gain (Loss) on Investment	(570,382)	(73,442)	(3,770,888)	(68,506)

Net Increase (Decrease) in Net Assets Resulting from Operations	(566,515)	(79,162)	(3,856,082)	(71,103)

Increase (Decrease) in Net Assets from Contract Transactions	(422,368)	(42,297)	(1,695,914)	(28,777)

Total Increase (Decrease) in Net Assets	(988,883)	(121,459)	(5,551,996)	(99,880)

Net Assets as of December 31, 2022:	$2,657,587	$372,373	$16,716,599	$251,668

Investment Income:
Reinvested Dividends	39,186	1,472	232,646	2,614
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,031	5,137	235,575	3,829

Net Investment Income (Loss)	4,155	(3,665)	(2,929)	(1,215)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	595,030	-
Realized Gain (Loss) on Investments	(95,437)	(17,494)	87,089	(9,504)

Net Realized Capital Gains (Losses) on Investments	(95,437)	(17,494)	682,119	(9,504)
Net Change in Unrealized Appreciation (Depreciation)	263,522	55,881	2,021,178	40,096

Net Gain (Loss) on Investment	168,085	38,387	2,703,297	30,592

Net Increase (Decrease) in Net Assets Resulting from Operations	172,240	34,722	2,700,368	29,377

Increase (Decrease) in Net Assets from Contract Transactions	(264,959)	(41,800)	(1,299,008)	75,994

Total Increase (Decrease) in Net Assets	(92,719)	(7,078)	1,401,360	105,371

Net Assets as of December 31, 2023:	$2,564,868	$365,295	$18,117,959	$357,039

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount

Net Assets as of December 31, 2021:	$321,626	$415,245	$15,182,567	$3,939,408

Investment Income:
Reinvested Dividends	2,813	-	42,403	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,649	4,822	177,338	39,795

Net Investment Income (Loss)	(836)	(4,822)	(134,935)	(39,795)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,458	43,968	2,000,522	1,058,688
Realized Gain (Loss) on Investments	(13,822)	(4,017)	213,432	(293,783)

Net Realized Capital Gains (Losses) on Investments	1,636	39,951	2,213,954	764,905
Net Change in Unrealized Appreciation (Depreciation)	(58,882)	(111,366)	(3,516,126)	(1,647,735)

Net Gain (Loss) on Investment	(57,246)	(71,415)	(1,302,172)	(882,830)

Net Increase (Decrease) in Net Assets Resulting from Operations	(58,082)	(76,237)	(1,437,107)	(922,625)

Increase (Decrease) in Net Assets from Contract Transactions	(50,261)	(35,982)	(2,224,584)	(537,300)

Total Increase (Decrease) in Net Assets	(108,343)	(112,219)	(3,661,691)	(1,459,925)

Net Assets as of December 31, 2022:	$213,283	$303,026	$11,520,876	$2,479,483

Investment Income:
Reinvested Dividends	2,424	2,499	93,426	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,052	4,107	156,984	35,680

Net Investment Income (Loss)	(628)	(1,608)	(63,558)	(35,680)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,142,261	120,772
Realized Gain (Loss) on Investments	(9,701)	(12,964)	(181,903)	(485,607)

Net Realized Capital Gains (Losses) on Investments	(9,701)	(12,964)	960,358	(364,835)
Net Change in Unrealized Appreciation (Depreciation)	24,263	50,144	226,703	824,966

Net Gain (Loss) on Investment	14,562	37,180	1,187,061	460,131

Net Increase (Decrease) in Net Assets Resulting from Operations	13,934	35,572	1,123,503	424,451

Increase (Decrease) in Net Assets from Contract Transactions	12,029	(31,649)	(987,412)	(397,934)

Total Increase (Decrease) in Net Assets	25,963	3,923	136,091	26,517

Net Assets as of December 31, 2023:	$239,246	$306,949	$11,656,967	$2,506,000

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA U

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$22,175,158

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,708

Net Investment Income (Loss)	(233,708)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,880,330
Realized Gain (Loss) on Investments	537,439

Net Realized Capital Gains (Losses) on Investments	3,417,769
Net Change in Unrealized Appreciation (Depreciation)	(10,254,811)

Net Gain (Loss) on Investment	(6,837,042)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,070,750)

Increase (Decrease) in Net Assets from Contract Transactions	(1,693,563)

Total Increase (Decrease) in Net Assets	(8,764,313)

Net Assets as of December 31, 2022:	$13,410,845

Investment Income:
Reinvested Dividends	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	255,806

Net Investment Income (Loss)	(255,806)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	577,195
Realized Gain (Loss) on Investments	698,765

Net Realized Capital Gains (Losses) on Investments	1,275,960
Net Change in Unrealized Appreciation (Depreciation)	4,924,000

Net Gain (Loss) on Investment	6,199,960

Net Increase (Decrease) in Net Assets Resulting from Operations	5,944,154

Increase (Decrease) in Net Assets from Contract Transactions	1,635,631

Total Increase (Decrease) in Net Assets	7,579,785

Net Assets as of December 31, 2023:	$20,990,630

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA U (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Premier® III Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
ProFunds	ProFunds
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T.Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
ProFund VP Communication Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Energy	ProFund VP Oil & Gas
ProFund VP Materials	ProFund VP Basic Materials
TA BlackRock Real Estate Securities Service Class	TA BlackRock Global Real Estate Securities Service Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$48,224	$103,224

Fidelity® VIP Index 500 Service Class 2	774,898	494,592

Franklin Allocation Class 4 Shares	21,916	75,061

ProFund Access VP High Yield	45,431	93,942

ProFund VP Asia 30	88,805	132,979

ProFund VP Bull	79,490	218,751

ProFund VP Communication Services	190	6,311

ProFund VP Consumer Discretionary	20,420	30,340

ProFund VP Emerging Markets	89,079	219,212

ProFund VP Energy	49,375	32,015

ProFund VP Europe 30	161,527	162,741

ProFund VP Falling U.S. Dollar	5,678	5,426

ProFund VP Financials	13,631	89,099

ProFund VP Government Money Market	392,091	323,318

ProFund VP International	92,269	307,402

ProFund VP Japan	91,571	170,010

ProFund VP Materials	14,879	20,047

ProFund VP Mid-Cap	62,034	299,999

ProFund VP NASDAQ-100	219,601	213,501

ProFund VP Pharmaceuticals	12,953	35,776

ProFund VP Precious Metals	32,413	22,026

ProFund VP Short Emerging Markets	3,749	21,178

ProFund VP Short International	410	603

ProFund VP Short NASDAQ-100	4,313	107,219

ProFund VP Short Small-Cap	1,392	13,615

ProFund VP Small-Cap	489	209,487

ProFund VP Small-Cap Value	121,544	40,883

ProFund VP U.S. Government Plus	8,946	36,799

ProFund VP UltraSmall-Cap	3,927	28,484

ProFund VP Utilities	18,216	70,363

TA Aegon Bond Service Class	692,621	1,309,584

TA Aegon Core Bond Service Class	294,848	464,038

TA Aegon High Yield Bond Service Class	182,095	370,189

TA Aegon Sustainable Equity Income Service Class	290,639	913,583

TA Aegon U.S. Government Securities Service Class	1,216,753	3,360,624

TA BlackRock Government Money Market Service Class	614,076	855,310

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	$7,729	$412,469

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	5,191	20,520

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	16,008	154,126

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	5,228	10,044

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	920	5,460

TA BlackRock iShares Edge 40 Service Class	16,975	40,319

TA BlackRock Real Estate Securities Service Class	188,028	266,576

TA BlackRock Tactical Allocation Service Class	112,844	88,203

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	42,179	94,841

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	5,630	10,653

TA Goldman Sachs Managed Risk - Growth ETF Service Class	90,116	470,465

TA International Focus Service Class	70,670	254,452

TA Janus Balanced Service Class	138,017	276,319

TA Janus Mid-Cap Growth Service Class	1,087,541	538,773

TA JPMorgan Asset Allocation - Conservative Service Class	3,045,908	3,158,748

TA JPMorgan Asset Allocation - Growth Service Class	1,092,244	2,328,322

TA JPMorgan Asset Allocation - Moderate Service Class	1,561,691	8,200,440

TA JPMorgan Asset Allocation - Moderate Growth Service Class	7,551,464	16,913,074

TA JPMorgan Enhanced Index Service Class	217,522	675,003

TA JPMorgan International Moderate Growth Service Class	144,559	1,247,357

TA JPMorgan Tactical Allocation Service Class	213,071	473,873

TA Market Participation Strategy Service Class	2,294	47,759

TA Multi-Managed Balanced Service Class	1,350,552	2,057,447

TA PIMCO Tactical - Balanced Service Class	99,477	24,699

TA PIMCO Tactical - Conservative Service Class	40,688	29,288

TA PIMCO Tactical - Growth Service Class	15,737	48,994

TA Small/Mid Cap Value Service Class	1,648,080	1,556,794

TA T. Rowe Price Small Cap Service Class	379,780	692,619

TA WMC US Growth Service Class	6,167,111	4,210,100

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	409	(42,529)	(42,120)	976	(47,343)	(46,367)

Fidelity® VIP Index 500 Service Class 2	142,184	(95,799)	46,385	56,657	(137,131)	(80,474)

Franklin Allocation Class 4 Shares	182	(27,250)	(27,068)	-	(137,065)	(137,065)

ProFund Access VP High Yield	18,887	(52,175)	(33,288)	25,581	(14,846)	10,735

ProFund VP Asia 30	92,599	(152,689)	(60,090)	105,437	(86,642)	18,795

ProFund VP Bull	3,104	(88,995)	(85,891)	381	(16,996)	(16,615)

ProFund VP Communication Services	-	(6,057)	(6,057)	2	(6,099)	(6,097)

ProFund VP Consumer Discretionary	2,930	(8,837)	(5,907)	2,425	(23,217)	(20,792)

ProFund VP Emerging Markets	101,548	(276,901)	(175,353)	117,724	(105,368)	12,356

ProFund VP Energy	35,748	(24,156)	11,592	31,110	(87,263)	(56,153)

ProFund VP Europe 30	166,085	(166,795)	(710)	83,437	(87,575)	(4,138)

ProFund VP Falling U.S. Dollar	11,111	(10,735)	376	-	(7,623)	(7,623)

ProFund VP Financials	4,239	(72,240)	(68,001)	50,549	(120,126)	(69,577)

ProFund VP Government Money Market	285,084	(320,994)	(35,910)	520,525	(396,788)	123,737

ProFund VP International	112,749	(376,665)	(263,916)	93,913	(35,643)	58,270

ProFund VP Japan	74,144	(142,992)	(68,848)	159,326	(91,275)	68,051

ProFund VP Materials	7,917	(9,788)	(1,871)	5,395	(25,640)	(20,245)

ProFund VP Mid-Cap	29,181	(143,351)	(114,170)	48,077	(104,624)	(56,547)

ProFund VP NASDAQ-100	42,380	(40,690)	1,690	3,537	(56,311)	(52,774)

ProFund VP Pharmaceuticals	3,555	(15,984)	(12,429)	4,551	(23,235)	(18,684)

ProFund VP Precious Metals	64,676	(34,004)	30,672	71,474	(93,185)	(21,711)

ProFund VP Short Emerging Markets	22,355	(131,716)	(109,361)	12,275	(63,321)	(51,046)

ProFund VP Short International	1,225	(2,124)	(899)	898	(37,020)	(36,122)

ProFund VP Short NASDAQ-100	86,106	(2,733,427)	(2,647,321)	345,333	(422,295)	(76,962)

ProFund VP Short Small-Cap	4,011	(139,575)	(135,564)	4,036	(1,632)	2,404

ProFund VP Small-Cap	292	(125,747)	(125,455)	-	(12,160)	(12,160)

ProFund VP Small-Cap Value	54,147	(19,987)	34,160	159,875	(184,338)	(24,463)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP U.S. Government Plus	5,250	(31,436)	(26,186)	1,901	(20,449)	(18,548)

ProFund VP UltraSmall-Cap	2,601	(19,436)	(16,835)	1,716	(27,232)	(25,516)

ProFund VP Utilities	8,478	(36,239)	(27,761)	23,410	(55,977)	(32,567)

TA Aegon Bond Service Class	498,860	(938,040)	(439,180)	515,094	(1,403,773)	(888,679)

TA Aegon Core Bond Service Class	175,934	(319,673)	(143,739)	243,165	(344,541)	(101,376)

TA Aegon High Yield Bond Service Class	67,301	(168,785)	(101,484)	37,361	(198,673)	(161,312)

TA Aegon Sustainable Equity Income Service Class	86,217	(361,996)	(275,779)	61,648	(427,488)	(365,840)

TA Aegon U.S. Government Securities Service Class	970,650	(2,758,045)	(1,787,395)	7,495,101	(2,235,326)	5,259,775

TA BlackRock Government Money Market Service Class	473,415	(857,852)	(384,437)	2,130,777	(2,398,309)	(267,532)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	995	(338,361)	(337,366)	324,577	(237,869)	86,708

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	-	(13,196)	(13,196)	114	(133,572)	(133,458)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	7,625	(114,893)	(107,268)	6,283	(109,660)	(103,377)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	2,744	(6,694)	(3,950)	8,179	(21,826)	(13,647)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(3,420)	(3,420)	-	(3,496)	(3,496)

TA BlackRock iShares Edge 40 Service Class	3,424	(22,758)	(19,334)	4,005	(37,664)	(33,659)

TA BlackRock Real Estate Securities Service Class	39,259	(115,664)	(76,405)	42,211	(144,112)	(101,901)

TA BlackRock Tactical Allocation Service Class	38,662	(57,695)	(19,033)	2,839	(177,895)	(175,056)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	1,274	(60,346)	(59,072)	494	(39,509)	(39,015)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	28	(6,796)	(6,768)	47	(33,739)	(33,692)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	22,709	(270,304)	(247,595)	8,278	(150,310)	(142,032)

TA International Focus Service Class	33,974	(173,649)	(139,675)	45,624	(322,570)	(276,946)

TA Janus Balanced Service Class	39,797	(137,665)	(97,868)	348,982	(474,313)	(125,331)

TA Janus Mid-Cap Growth Service Class	104,660	(136,418)	(31,758)	10,082	(198,016)	(187,934)

TA JPMorgan Asset Allocation - Conservative Service Class	1,707,523	(1,819,843)	(112,320)	186,973	(1,626,275)	(1,439,302)

TA JPMorgan Asset Allocation - Growth Service Class	102,485	(753,472)	(650,987)	131,817	(1,339,483)	(1,207,666)

TA JPMorgan Asset Allocation - Moderate Service Class	245,128	(3,958,569)	(3,713,441)	240,579	(3,333,929)	(3,093,350)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	227,740	(6,989,202)	(6,761,462)	217,566	(7,808,073)	(7,590,507)

TA JPMorgan Enhanced Index Service Class	12,948	(163,263)	(150,315)	31,587	(162,288)	(130,701)

TA JPMorgan International Moderate Growth Service Class	55,246	(937,103)	(881,857)	68,928	(1,076,615)	(1,007,687)

TA JPMorgan Tactical Allocation Service Class	133,251	(332,752)	(199,501)	108,182	(411,018)	(302,836)

TA Market Participation Strategy Service Class	481	(25,740)	(25,259)	468	(25,575)	(25,107)

TA Multi-Managed Balanced Service Class	172,760	(588,760)	(416,000)	218,762	(787,224)	(568,462)

TA PIMCO Tactical - Balanced Service Class	82,052	(18,008)	64,044	440	(23,930)	(23,490)

TA PIMCO Tactical - Conservative Service Class	34,605	(23,592)	11,013	753	(44,535)	(43,782)

TA PIMCO Tactical - Growth Service Class	11,326	(36,510)	(25,184)	1,745	(29,068)	(27,323)

TA Small/Mid Cap Value Service Class	90,708	(301,022)	(210,314)	61,562	(527,470)	(465,908)

TA T. Rowe Price Small Cap Service Class	62,981	(161,498)	(98,517)	74,161	(210,789)	(136,628)

TA WMC US Growth Service Class	1,317,542	(886,401)	431,141	109,178	(530,537)	(421,359)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$817	$(90,946)	$(90,129)	$1,979	$(104,381)	$(102,402)

Fidelity® VIP Index 500 Service Class 2	583,254	(384,752)	198,502	229,078	(531,206)	(302,128)

Franklin Allocation Class 4 Shares	424	(64,614)	(64,190)	-	(339,220)	(339,220)

ProFund Access VP High Yield	32,680	(90,422)	(57,742)	43,165	(23,935)	19,230

ProFund VP Asia 30	78,031	(129,687)	(51,656)	94,243	(71,800)	22,443

ProFund VP Bull	7,394	(213,146)	(205,752)	840	(38,563)	(37,723)

ProFund VP Communication Services	-	(6,035)	(6,035)	2	(5,967)	(5,965)

ProFund VP Consumer Discretionary	7,933	(26,557)	(18,624)	7,532	(65,539)	(58,007)

ProFund VP Emerging Markets	76,986	(211,913)	(134,927)	86,742	(77,343)	9,399

ProFund VP Energy	39,367	(26,720)	12,647	36,921	(85,668)	(48,747)

ProFund VP Europe 30	161,113	(162,258)	(1,145)	82,825	(84,714)	(1,889)

ProFund VP Falling U.S. Dollar	5,678	(5,377)	301	-	(3,949)	(3,949)

ProFund VP Financials	5,406	(86,568)	(81,162)	63,809	(146,507)	(82,698)

ProFund VP Government Money Market	239,991	(276,016)	(36,025)	435,773	(336,487)	99,286

ProFund VP International	92,353	(302,499)	(210,146)	70,798	(27,904)	42,894

ProFund VP Japan	91,574	(169,515)	(77,941)	167,982	(95,276)	72,706

ProFund VP Materials	13,902	(16,570)	(2,668)	9,521	(42,510)	(32,989)

ProFund VP Mid-Cap	62,128	(294,438)	(232,310)	101,842	(213,433)	(111,591)

ProFund VP NASDAQ-100	215,820	(202,166)	13,654	16,714	(265,818)	(249,104)

ProFund VP Pharmaceuticals	6,950	(32,359)	(25,409)	10,183	(50,362)	(40,179)

ProFund VP Precious Metals	32,705	(18,847)	13,858	48,439	(53,060)	(4,621)

ProFund VP Short Emerging Markets	3,656	(20,904)	(17,248)	2,067	(11,491)	(9,424)

ProFund VP Short International	276	(498)	(222)	214	(9,995)	(9,781)

ProFund VP Short NASDAQ-100	4,099	(106,283)	(102,184)	16,232	(20,065)	(3,833)

ProFund VP Short Small-Cap	358	(13,409)	(13,051)	358	(145)	213

ProFund VP Small-Cap	509	(205,977)	(205,468)	-	(20,535)	(20,535)

ProFund VP Small-Cap Value	111,312	(37,986)	73,326	321,300	(365,969)	(44,669)

ProFund VP U.S. Government Plus	6,438	(36,009)	(29,571)	3,122	(27,291)	(24,169)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP UltraSmall-Cap	$3,980	$(27,537)	$(23,557)	$2,969	$(42,450)	$(39,481)

ProFund VP Utilities	14,510	(67,028)	(52,518)	49,719	(113,636)	(63,917)

TA Aegon Bond Service Class	672,757	(1,259,221)	(586,464)	713,544	(1,993,895)	(1,280,351)

TA Aegon Core Bond Service Class	238,592	(427,305)	(188,713)	332,054	(493,194)	(161,140)

TA Aegon High Yield Bond Service Class	146,427	(358,081)	(211,654)	80,091	(412,941)	(332,850)

TA Aegon Sustainable Equity Income Service Class	203,966	(854,688)	(650,722)	151,926	(1,040,121)	(888,195)

TA Aegon U.S. Government Securities Service Class	1,107,794	(3,251,923)	(2,144,129)	9,188,148	(2,702,655)	6,485,493

TA BlackRock Government Money Market Service Class	446,575	(808,360)	(361,785)	1,960,447	(2,207,426)	(246,979)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,257	(405,414)	(404,157)	411,869	(293,753)	118,116

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	-	(15,824)	(15,824)	134	(169,456)	(169,322)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	9,735	(147,104)	(137,369)	8,000	(141,831)	(133,831)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	3,354	(8,025)	(4,671)	9,847	(25,485)	(15,638)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(4,449)	(4,449)	-	(4,437)	(4,437)

TA BlackRock iShares Edge 40 Service Class	5,429	(35,886)	(30,457)	6,213	(61,512)	(55,299)

TA BlackRock Real Estate Securities Service Class	83,207	(244,530)	(161,323)	98,253	(355,464)	(257,211)

TA BlackRock Tactical Allocation Service Class	50,370	(74,380)	(24,010)	3,978	(224,501)	(220,523)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	1,879	(87,912)	(86,033)	679	(57,745)	(57,066)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	40	(9,493)	(9,453)	66	(49,194)	(49,128)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	36,653	(452,735)	(416,082)	12,623	(231,773)	(219,150)

TA International Focus Service Class	48,050	(237,151)	(189,101)	62,248	(445,330)	(383,082)

TA Janus Balanced Service Class	76,212	(254,966)	(178,754)	653,368	(868,040)	(214,672)

TA Janus Mid-Cap Growth Service Class	381,316	(493,741)	(112,425)	38,270	(690,874)	(652,604)

TA JPMorgan Asset Allocation - Conservative Service Class	2,729,616	(2,950,401)	(220,785)	308,034	(2,772,405)	(2,464,371)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Asset Allocation - Growth Service Class	$270,336	$(1,973,193)	$(1,702,857)	$340,620	$(3,387,960)	$(3,047,340)

TA JPMorgan Asset Allocation - Moderate Service Class	477,413	(7,621,073)	(7,143,660)	480,870	(6,719,440)	(6,238,570)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	499,899	(15,364,820)	(14,864,921)	501,671	(17,542,356)	(17,040,685)

TA JPMorgan Enhanced Index Service Class	51,126	(633,025)	(581,899)	114,414	(580,441)	(466,027)

TA JPMorgan International Moderate Growth Service Class	70,428	(1,172,469)	(1,102,041)	85,720	(1,409,742)	(1,324,022)

TA JPMorgan Tactical Allocation Service Class	177,780	(442,739)	(264,959)	151,408	(573,776)	(422,368)

TA Market Participation Strategy Service Class	825	(42,625)	(41,800)	825	(43,122)	(42,297)

TA Multi-Managed Balanced Service Class	536,185	(1,835,193)	(1,299,008)	691,577	(2,387,491)	(1,695,914)

TA PIMCO Tactical - Balanced Service Class	96,921	(20,927)	75,994	542	(29,319)	(28,777)

TA PIMCO Tactical - Conservative Service Class	38,339	(26,310)	12,029	842	(51,103)	(50,261)

TA PIMCO Tactical - Growth Service Class	13,341	(44,990)	(31,649)	2,294	(38,276)	(35,982)

TA Small/Mid Cap Value Service Class	441,004	(1,428,416)	(987,412)	303,792	(2,528,376)	(2,224,584)

TA T. Rowe Price Small Cap Service Class	264,240	(662,174)	(397,934)	296,133	(833,433)	(537,300)

TA WMC US Growth Service Class	5,614,312	(3,978,681)	1,635,631	464,615	(2,158,178)	(1,693,563)

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2023	348,261	$2.34	to	$11.85	$799,519	0.89%	1.45%	to	2.70%	11.05%	to	9.71%
12/31/2022	390,381	2.11	to	10.80	808,436	3.08	1.45	to	2.70	(20.32)	to	(21.29)
12/31/2021	436,748	2.65	to	13.73	1,137,287	0.25	1.45	to	2.70	11.74	to	10.38
12/31/2020	500,720	2.37	to	12.43	1,167,129	2.20	1.45	to	2.70	7.69	to	6.38
12/31/2019	587,292	2.20	to	11.69	1,273,502	2.33	1.45	to	2.70	16.51	to	15.10
Fidelity® VIP Index 500 Service Class 2
12/31/2023	2,220,288	4.58	to	19.53	10,075,291	1.29	1.25	to	2.50	24.33	to	22.82
12/31/2022	2,173,903	3.69	to	15.90	7,952,131	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	2,254,377	4.58	to	19.98	10,230,806	1.05	1.25	to	2.50	26.68	to	25.13
12/31/2020	2,358,197	3.61	to	15.97	8,457,444	1.55	1.25	to	2.50	16.49	to	15.07
12/31/2019	2,921,556	3.10	to	13.88	9,004,198	1.77	1.25	to	2.50	29.40	to	27.83
Franklin Allocation Class 4 Shares
12/31/2023	295,489	2.54	to	11.90	746,257	1.31	1.40	to	2.65	13.05	to	11.67
12/31/2022	322,557	2.25	to	10.66	720,927	1.44	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	459,622	2.72	to	13.06	1,243,190	1.64	1.40	to	2.65	10.00	to	8.66
12/31/2020	556,693	2.47	to	12.02	1,369,446	1.34	1.40	to	2.65	10.21	to	8.87
12/31/2019	586,279	2.24	to	11.04	1,309,253	3.10	1.40	to	2.65	17.91	to	16.48
ProFund Access VP High Yield
12/31/2023	128,856	1.88	to	9.98	236,685	4.90	1.25	to	2.50	9.07	to	7.74
12/31/2022	162,144	1.73	to	9.26	272,802	3.41	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	151,409	1.90	to	10.32	281,052	2.44	1.25	to	2.50	(0.97)	to	(2.17)
12/31/2020	145,274	1.92	to	10.55	272,799	5.37	1.25	to	2.50	(1.30)	to	(2.50)
12/31/2019	148,040	1.95	to	10.82	282,092	4.88	1.25	to	2.50	11.04	to	9.69
ProFund VP Asia 30
12/31/2023	317,907	0.86	to	9.80	268,521	0.10	1.25	to	2.50	3.03	to	1.78
12/31/2022	377,997	0.83	to	9.63	310,261	0.51	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	359,202	1.11	to	13.06	395,791	-	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2020	373,367	1.38	to	16.43	511,365	0.94	1.25	to	2.50	33.87	to	32.24
12/31/2019	616,347	1.03	to	12.42	630,148	0.20	1.25	to	2.50	24.75	to	23.22
ProFund VP Bull
12/31/2023	101,913	2.59	to	17.45	261,842	-	1.25	to	2.50	22.22	to	20.73
12/31/2022	187,804	2.12	to	14.45	389,836	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	204,419	2.67	to	18.45	535,633	-	1.25	to	2.50	24.77	to	23.25
12/31/2020	230,439	2.14	to	14.97	485,037	0.10	1.25	to	2.50	14.60	to	13.20
12/31/2019	268,757	1.87	to	13.23	492,698	0.32	1.25	to	2.50	27.29	to	25.74
ProFund VP Communication Services
12/31/2023	18,175	1.27	to	10.01	22,789	0.93	1.25	to	2.50	30.20	to	28.61
12/31/2022	24,232	0.98	to	7.79	23,223	2.03	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	30,329	1.26	to	10.13	37,448	1.13	1.25	to	2.50	16.95	to	15.53
12/31/2020	35,101	1.07	to	8.77	37,138	0.94	1.25	to	2.50	1.88	to	0.63
12/31/2019	22,293	1.05	to	8.71	22,975	2.96	1.25	to	2.50	13.35	to	11.97
ProFund VP Consumer Discretionary
12/31/2023	83,533	3.43	to	15.76	272,847	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	89,440	2.63	to	12.23	225,081	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	110,232	3.89	to	18.31	414,798	-	1.25	to	2.50	8.87	to	7.54
12/31/2020	101,065	3.57	to	17.02	350,129	-	1.25	to	2.50	26.76	to	25.22
12/31/2019	99,500	2.82	to	13.60	272,733	-	1.25	to	2.50	23.10	to	21.60

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Emerging Markets
12/31/2023	679,908	$0.84	to	$11.55	$564,770	2.07%	1.25%	to	2.50%	13.89%	to	12.51%
12/31/2022	855,261	0.73	to	10.27	623,531	0.62	1.25	to	2.50	(17.23)	to	(18.23)
12/31/2021	842,905	0.89	to	12.56	743,390	-	1.25	to	2.50	(19.03)	to	(20.01)
12/31/2020	934,089	1.10	to	15.70	1,017,794	0.56	1.25	to	2.50	25.16	to	23.63
12/31/2019	1,127,153	0.88	to	12.70	979,098	0.50	1.25	to	2.50	22.70	to	21.20
ProFund VP Energy
12/31/2023	389,600	1.10	to	10.80	425,541	2.40	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	378,008	1.14	to	11.35	428,592	1.07	1.25	to	2.50	57.47	to	55.55
12/31/2021	434,161	0.73	to	7.30	312,097	1.67	1.25	to	2.50	50.06	to	48.23
12/31/2020	654,890	0.48	to	4.92	314,242	2.48	1.25	to	2.50	(35.27)	to	(36.06)
12/31/2019	636,386	0.75	to	7.70	471,705	1.56	1.25	to	2.50	7.18	to	5.87
ProFund VP Europe 30
12/31/2023	20,372	1.08	to	12.29	21,692	1.14	1.25	to	2.50	16.02	to	14.61
12/31/2022	21,082	0.93	to	10.72	19,370	1.47	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	25,220	1.02	to	11.92	25,459	0.95	1.25	to	2.50	22.99	to	21.49
12/31/2020	99,467	0.83	to	9.81	80,433	4.18	1.25	to	2.50	(10.35)	to	(11.45)
12/31/2019	294,186	0.93	to	11.08	270,133	2.65	1.25	to	2.50	16.33	to	14.91
ProFund VP Falling U.S. Dollar
12/31/2023	2,058	0.52	to	7.60	1,063	-	1.25	to	2.50	1.98	to	0.73
12/31/2022	1,682	0.51	to	7.55	852	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	9,305	0.57	to	8.48	5,241	-	1.25	to	2.50	(9.17)	to	(10.28)
12/31/2020	16,027	0.63	to	9.45	9,956	0.19	1.25	to	2.50	3.51	to	2.25
12/31/2019	77,161	0.61	to	9.24	46,586	0.07	1.25	to	2.50	(3.54)	to	(4.72)
ProFund VP Financials
12/31/2023	138,665	1.39	to	14.06	188,130	0.44	1.25	to	2.50	12.48	to	11.12
12/31/2022	206,666	1.23	to	12.66	248,786	0.09	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	276,243	1.47	to	15.29	397,657	0.35	1.25	to	2.50	28.50	to	26.93
12/31/2020	412,701	1.14	to	12.04	459,435	0.66	1.25	to	2.50	(2.98)	to	(4.17)
12/31/2019	588,727	1.18	to	12.57	678,227	0.50	1.25	to	2.50	28.66	to	27.09
ProFund VP Government Money Market
12/31/2023	4,279,262	0.89	to	8.97	3,792,431	4.07	1.25	to	2.50	2.86	to	1.61
12/31/2022	4,315,172	0.87	to	8.83	3,723,657	1.06	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	4,191,435	0.87	to	8.95	3,632,084	0.01	1.25	to	2.50	(1.22)	to	(2.43)
12/31/2020	4,282,505	0.88	to	9.18	3,758,038	0.03	1.25	to	2.50	(1.19)	to	(2.40)
12/31/2019	757,275	0.89	to	9.40	665,533	0.86	1.25	to	2.50	(0.47)	to	(1.69)
ProFund VP International
12/31/2023	273,828	0.87	to	11.15	235,610	-	1.25	to	2.50	14.13	to	12.74
12/31/2022	537,744	0.76	to	9.89	403,250	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	479,474	0.92	to	12.14	436,408	-	1.25	to	2.50	7.48	to	6.17
12/31/2020	496,478	0.86	to	11.43	420,935	0.51	1.25	to	2.50	3.60	to	2.34
12/31/2019	508,415	0.83	to	11.17	416,523	0.27	1.25	to	2.50	17.80	to	16.36
ProFund VP Japan
12/31/2023	11,956	1.36	to	14.97	16,231	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	80,804	1.03	to	11.40	81,490	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	12,753	1.15	to	12.98	14,651	-	1.25	to	2.50	2.61	to	1.36
12/31/2020	49,826	1.12	to	12.80	55,938	0.28	1.25	to	2.50	14.50	to	13.11
12/31/2019	162,942	0.98	to	11.32	159,858	0.07	1.25	to	2.50	18.52	to	17.07
ProFund VP Materials
12/31/2023	169,789	1.86	to	14.64	311,707	0.47	1.25	to	2.50	10.99	to	9.64
12/31/2022	171,660	1.67	to	13.36	284,014	0.18	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	191,905	1.86	to	15.07	353,691	0.29	1.25	to	2.50	24.08	to	22.57
12/31/2020	191,473	1.50	to	12.29	284,603	0.58	1.25	to	2.50	15.05	to	13.64
12/31/2019	279,484	1.31	to	10.82	361,818	0.34	1.25	to	2.50	16.27	to	14.85

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Mid-Cap
12/31/2023	108,626	$2.29	to	$13.19	$245,369	-%	1.25%	to	2.50%	12.43%	to	11.06%
12/31/2022	222,796	2.04	to	11.88	444,242	-	1.25	to	2.50	(15.96)	to	(16.99)
12/31/2021	279,343	2.42	to	14.31	664,585	-	1.25	to	2.50	20.70	to	19.23
12/31/2020	235,386	2.01	to	12.00	463,982	0.98	1.25	to	2.50	9.39	to	8.06
12/31/2019	315,910	1.84	to	11.11	572,449	0.17	1.25	to	2.50	22.00	to	20.51
ProFund VP NASDAQ-100
12/31/2023	175,479	6.04	to	26.50	1,039,272	-	1.25	to	2.50	50.30	to	48.48
12/31/2022	173,789	4.02	to	17.85	685,269	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	226,563	6.15	to	27.68	1,370,651	-	1.25	to	2.50	23.26	to	21.76
12/31/2020	214,146	4.99	to	22.73	1,050,215	-	1.25	to	2.50	43.77	to	42.02
12/31/2019	325,547	3.47	to	16.01	1,107,920	-	1.25	to	2.50	35.01	to	33.37
ProFund VP Pharmaceuticals
12/31/2023	112,440	2.08	to	10.84	226,282	0.54	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	124,869	2.23	to	11.75	270,104	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	143,553	2.41	to	12.83	336,595	0.27	1.25	to	2.50	9.83	to	8.49
12/31/2020	171,253	2.19	to	11.83	367,727	0.11	1.25	to	2.50	11.12	to	9.77
12/31/2019	156,301	1.97	to	10.78	301,683	0.83	1.25	to	2.50	12.63	to	11.26
ProFund VP Precious Metals
12/31/2023	504,343	0.56	to	10.97	277,157	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	473,671	0.56	to	11.08	260,400	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	495,382	0.63	to	12.76	309,341	-	1.25	to	2.50	(10.06)	to	(11.16)
12/31/2020	458,292	0.70	to	14.37	318,233	0.26	1.25	to	2.50	22.57	to	21.08
12/31/2019	446,209	0.57	to	11.87	252,786	0.04	1.25	to	2.50	44.18	to	42.42
ProFund VP Short Emerging Markets
12/31/2023	49,538	0.15	to	3.92	7,074	0.21	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	158,899	0.17	to	4.55	26,512	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	209,945	0.16	to	4.37	33,172	-	1.25	to	2.50	8.60	to	7.27
12/31/2020	200,442	0.15	to	4.07	29,187	0.69	1.25	to	2.50	(32.60)	to	(33.42)
12/31/2019	202,628	0.22	to	6.12	43,833	0.39	1.25	to	2.50	(21.97)	to	(22.92)
ProFund VP Short International
12/31/2023	32,811	0.22	to	4.71	6,933	1.83	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	33,710	0.25	to	5.38	8,055	-	1.25	to	2.50	11.06	to	9.72
12/31/2021	69,832	0.22	to	4.90	15,026	-	1.25	to	2.50	(14.47)	to	(15.51)
12/31/2020	70,417	0.26	to	5.80	17,751	0.37	1.25	to	2.50	(17.97)	to	(18.97)
12/31/2019	69,471	0.32	to	7.16	21,382	0.33	1.25	to	2.50	(18.44)	to	(19.43)
ProFund VP Short NASDAQ-100
12/31/2023	77,209	0.04	to	1.75	2,750	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	2,724,530	0.05	to	2.65	148,999	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	2,801,492	0.04	to	2.01	114,767	-	1.25	to	2.50	(26.05)	to	(26.96)
12/31/2020	407,969	0.06	to	2.75	22,356	0.09	1.25	to	2.50	(43.48)	to	(44.17)
12/31/2019	397,871	0.10	to	4.93	38,608	0.05	1.25	to	2.50	(28.95)	to	(29.81)
ProFund VP Short Small-Cap
12/31/2023	77,011	0.08	to	3.74	6,173	0.30	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	212,575	0.09	to	4.30	19,579	-	1.25	to	2.50	16.37	to	14.95
12/31/2021	210,171	0.08	to	3.74	16,648	-	1.25	to	2.50	(20.04)	to	(21.03)
12/31/2020	210,999	0.10	to	4.73	20,921	0.34	1.25	to	2.50	(32.80)	to	(33.63)
12/31/2019	214,503	0.15	to	7.13	31,660	0.09	1.25	to	2.50	(21.76)	to	(22.72)
ProFund VP Small-Cap
12/31/2023	44,924	1.85	to	11.82	82,616	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	170,379	1.63	to	10.54	272,432	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	182,539	2.12	to	13.82	378,656	-	1.25	to	2.50	11.49	to	10.13
12/31/2020	240,904	1.90	to	12.55	450,301	0.06	1.25	to	2.50	15.61	to	14.20
12/31/2019	215,447	1.64	to	10.99	348,108	-	1.25	to	2.50	22.08	to	20.59

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

ProFund VP Small-Cap Value
12/31/2023	152,868	$2.18	to	$12.16	$328,423	0.02%	1.25%	to	2.50%	11.54%	to	10.19%
12/31/2022	118,708	1.95	to	11.03	229,772	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	143,171	2.25	to	12.91	319,546	0.09	1.25	to	2.50	26.97	to	25.42
12/31/2020	286,785	1.78	to	10.29	501,049	0.02	1.25	to	2.50	(0.19)	to	(1.40)
12/31/2019	302,754	1.78	to	10.44	530,800	-	1.25	to	2.50	21.05	to	19.57
ProFund VP U.S. Government Plus
12/31/2023	28,321	1.19	to	6.71	32,860	4.21	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	54,507	1.20	to	6.88	64,556	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	73,055	2.09	to	12.09	150,178	-	1.25	to	2.50	(8.23)	to	(9.35)
12/31/2020	80,047	2.27	to	13.34	179,238	0.04	1.25	to	2.50	19.20	to	17.75
12/31/2019	86,095	1.91	to	11.33	161,813	0.84	1.25	to	2.50	16.76	to	15.34
ProFund VP UltraSmall-Cap
12/31/2023	41,826	1.71	to	10.73	70,630	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	58,661	1.42	to	8.99	81,449	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	84,177	2.55	to	16.36	211,035	-	1.25	to	2.50	21.78	to	20.30
12/31/2020	97,225	2.09	to	13.60	200,789	0.12	1.25	to	2.50	14.95	to	13.55
12/31/2019	163,627	1.82	to	11.97	295,170	-	1.25	to	2.50	45.51	to	43.74
ProFund VP Utilities
12/31/2023	113,679	1.86	to	12.08	209,794	1.42	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	141,440	2.06	to	13.54	289,956	0.95	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	174,007	2.09	to	13.91	361,010	1.52	1.25	to	2.50	13.98	to	12.59
12/31/2020	271,080	1.84	to	12.36	490,320	1.65	1.25	to	2.50	(3.60)	to	(4.78)
12/31/2019	320,509	1.90	to	12.98	601,179	1.47	1.25	to	2.50	21.36	to	19.88
TA Aegon Bond Service Class
12/31/2023	2,881,230	1.42	to	9.05	4,007,666	0.62	1.25	to	2.50	4.88	to	3.60
12/31/2022	3,320,410	1.36	to	8.73	4,402,224	2.30	1.25	to	2.50	(16.13)	to	(17.15)
12/31/2021	4,209,089	1.62	to	10.54	6,671,755	1.25	1.25	to	2.50	(2.29)	to	(3.48)
12/31/2020	4,808,736	1.65	to	10.92	7,802,460	3.94	1.25	to	2.50	6.08	to	4.79
12/31/2019	5,625,560	1.56	to	10.42	8,642,888	2.25	1.25	to	2.50	6.88	to	5.58
TA Aegon Core Bond Service Class
12/31/2023	1,940,265	1.46	to	9.16	2,717,932	2.15	1.25	to	2.50	4.48	to	3.21
12/31/2022	2,084,004	1.39	to	8.88	2,790,657	2.35	1.25	to	2.50	(14.07)	to	(15.11)
12/31/2021	2,185,380	1.62	to	10.46	3,425,678	2.36	1.25	to	2.50	(2.49)	to	(3.67)
12/31/2020	2,190,689	1.66	to	10.85	3,545,387	3.10	1.25	to	2.50	5.84	to	4.55
12/31/2019	2,137,653	1.57	to	10.38	3,288,015	2.25	1.25	to	2.50	6.92	to	5.61
TA Aegon High Yield Bond Service Class
12/31/2023	374,940	2.27	to	10.86	820,913	4.12	1.25	to	2.50	9.50	to	8.17
12/31/2022	476,424	2.07	to	10.04	955,072	5.16	1.25	to	2.50	(12.55)	to	(13.61)
12/31/2021	637,736	2.37	to	11.62	1,469,381	5.10	1.25	to	2.50	4.94	to	3.66
12/31/2020	866,828	2.26	to	11.21	1,912,066	6.07	1.25	to	2.50	3.39	to	2.12
12/31/2019	1,099,426	2.19	to	10.97	2,349,215	5.39	1.25	to	2.50	12.57	to	11.19
TA Aegon Sustainable Equity Income Service Class
12/31/2023	1,961,523	2.58	to	11.05	4,937,590	1.92	1.25	to	2.50	4.70	to	3.43
12/31/2022	2,237,302	2.47	to	10.68	5,379,337	1.82	1.25	to	2.50	(12.93)	to	(13.99)
12/31/2021	2,603,142	2.83	to	12.42	7,209,147	1.86	1.25	to	2.50	20.61	to	19.14
12/31/2020	3,059,503	2.35	to	10.42	7,028,245	2.77	1.25	to	2.50	(8.73)	to	(9.84)
12/31/2019	3,353,035	2.57	to	11.56	8,450,480	2.18	1.25	to	2.50	22.05	to	20.56
TA Aegon U.S. Government Securities Service Class
12/31/2023	6,586,298	1.22	to	8.72	7,844,625	1.38	1.25	to	2.50	2.41	to	1.16
12/31/2022	8,373,693	1.20	to	8.62	9,753,628	0.92	1.25	to	2.50	(14.36)	to	(15.41)
12/31/2021	3,113,918	1.40	to	10.19	4,268,511	1.54	1.25	to	2.50	(3.74)	to	(4.91)
12/31/2020	3,960,187	1.45	to	10.72	5,627,969	1.19	1.25	to	2.50	7.32	to	6.01
12/31/2019	4,694,593	1.35	to	10.11	6,205,579	1.53	1.25	to	2.50	5.04	to	3.75

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Government Money Market Service Class
12/31/2023	3,850,098	$0.98	to	$9.19	$3,703,863	4.56%	1.25%	to	2.50%	3.37%	to	2.12%
12/31/2022	4,234,535	0.95	to	8.99	3,945,088	1.33	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	4,502,067	0.95	to	9.09	4,193,246	0.00	1.25	to	2.50	(1.23)	to	(2.44)
12/31/2020	4,665,627	0.96	to	9.32	4,404,296	0.23	1.25	to	2.50	(0.99)	to	(2.20)
12/31/2019	4,328,151	0.97	to	9.53	4,135,113	1.71	1.25	to	2.50	0.46	to	(0.76)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	334,470	1.30	to	10.58	433,449	1.22	1.25	to	2.50	8.60	to	7.28
12/31/2022	671,836	1.20	to	9.87	794,788	1.45	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	585,128	1.43	to	11.94	827,387	1.02	1.25	to	2.50	4.44	to	3.16
12/31/2020	714,364	1.37	to	11.57	966,134	2.05	1.25	to	2.50	5.34	to	4.05
12/31/2019	644,796	1.30	to	11.12	831,223	1.98	1.25	to	2.50	9.86	to	8.52
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2023	283,940	1.30	to	10.77	363,429	1.49	1.25	to	2.50	11.97	to	10.61
12/31/2022	297,136	1.16	to	9.74	339,962	1.17	1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	430,594	1.41	to	12.04	603,493	0.85	1.25	to	2.50	6.99	to	5.69
12/31/2020	674,614	1.32	to	11.40	881,323	1.97	1.25	to	2.50	1.97	to	0.73
12/31/2019	720,840	1.30	to	11.31	924,013	1.85	1.25	to	2.50	9.76	to	8.42
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	371,351	1.38	to	10.61	505,792	1.24	1.25	to	2.50	16.17	to	14.76
12/31/2022	478,619	1.19	to	9.25	560,212	1.26	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	581,996	1.47	to	11.60	846,079	0.56	1.25	to	2.50	6.29	to	5.00
12/31/2020	810,629	1.39	to	11.05	1,108,545	1.83	1.25	to	2.50	(3.29)	to	(4.47)
12/31/2019	901,007	1.43	to	11.57	1,276,668	1.66	1.25	to	2.50	9.98	to	8.64
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2023	108,810	1.30	to	10.67	136,533	1.41	1.25	to	2.50	11.27	to	9.92
12/31/2022	112,760	1.17	to	9.70	127,521	1.18	1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	126,407	1.40	to	11.82	173,084	0.56	1.25	to	2.50	7.82	to	6.51
12/31/2020	131,412	1.30	to	11.10	167,370	1.68	1.25	to	2.50	(1.78)	to	(2.97)
12/31/2019	129,500	1.33	to	11.44	168,532	1.26	1.25	to	2.50	14.63	to	13.23
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2023	52,339	1.45	to	11.47	74,196	1.29	1.25	to	2.50	15.83	to	14.43
12/31/2022	55,759	1.25	to	10.02	68,342	1.14	1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	59,255	1.52	to	12.36	88,650	0.29	1.25	to	2.50	13.00	to	11.62
12/31/2020	65,559	1.35	to	11.08	87,005	2.62	1.25	to	2.50	(3.37)	to	(4.55)
12/31/2019	33,985	1.40	to	11.60	47,260	1.44	1.25	to	2.50	15.39	to	13.98
TA BlackRock iShares Edge 40 Service Class
12/31/2023	198,104	1.66	to	10.89	320,062	2.00	1.25	to	2.50	7.73	to	6.41
12/31/2022	217,438	1.54	to	10.23	326,905	1.58	1.25	to	2.50	(15.49)	to	(16.52)
12/31/2021	251,097	1.83	to	12.25	448,000	1.50	1.25	to	2.50	4.47	to	3.20
12/31/2020	295,538	1.75	to	11.87	506,248	2.25	1.25	to	2.50	8.10	to	6.78
12/31/2019	363,011	1.62	to	11.12	576,157	1.96	1.25	to	2.50	13.68	to	12.30
TA BlackRock Real Estate Securities Service Class
12/31/2023	941,507	2.38	to	10.48	2,194,494	5.30	1.25	to	2.50	11.75	to	10.39
12/31/2022	1,017,912	2.13	to	9.49	2,124,901	2.89	1.25	to	2.50	(29.27)	to	(30.13)
12/31/2021	1,119,813	3.01	to	13.58	3,309,394	2.19	1.25	to	2.50	24.30	to	22.78
12/31/2020	1,243,688	2.42	to	11.06	2,954,652	11.38	1.25	to	2.50	(1.74)	to	(2.94)
12/31/2019	1,468,402	2.47	to	11.40	3,551,750	0.59	1.25	to	2.50	23.34	to	21.84
TA BlackRock Tactical Allocation Service Class
12/31/2023	746,791	1.42	to	12.25	1,048,308	2.50	1.25	to	2.50	13.47	to	12.09
12/31/2022	765,824	1.25	to	10.93	948,054	3.58	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	940,880	1.52	to	13.37	1,409,175	2.46	1.25	to	2.50	6.31	to	5.01
12/31/2020	1,051,215	1.43	to	12.73	1,484,005	1.62	1.25	to	2.50	11.79	to	10.43
12/31/2019	1,920,133	1.28	to	11.53	2,431,775	2.23	1.25	to	2.50	15.61	to	14.20

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023	320,751	$1.59	to	$11.55	$495,741	1.44%	1.25%	to	2.50%	11.81%	to	10.45%
12/31/2022	379,823	1.42	to	10.46	526,775	1.49	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	418,838	1.68	to	12.50	687,063	1.09	1.25	to	2.50	8.00	to	6.69
12/31/2020	548,353	1.55	to	11.72	836,609	2.14	1.25	to	2.50	2.90	to	1.65
12/31/2019	668,948	1.51	to	11.53	991,879	2.12	1.25	to	2.50	14.22	to	12.83
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2023	58,700	1.49	to	10.56	86,178	1.76	1.25	to	2.50	9.23	to	7.90
12/31/2022	65,468	1.36	to	9.79	88,115	1.59	1.25	to	2.50	(12.91)	to	(13.98)
12/31/2021	99,160	1.57	to	11.38	152,760	1.30	1.25	to	2.50	1.49	to	0.25
12/31/2020	279,292	1.54	to	11.35	422,800	1.53	1.25	to	2.50	3.62	to	2.35
12/31/2019	629,625	1.49	to	11.09	928,085	1.95	1.25	to	2.50	10.81	to	9.45
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023	614,404	1.80	to	13.04	1,090,230	1.44	1.25	to	2.50	16.23	to	14.82
12/31/2022	861,999	1.55	to	11.36	1,311,564	1.41	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	1,004,031	1.84	to	13.62	1,810,294	0.89	1.25	to	2.50	12.64	to	11.26
12/31/2020	1,398,477	1.63	to	12.24	2,249,066	2.08	1.25	to	2.50	2.93	to	1.67
12/31/2019	1,691,822	1.59	to	12.04	2,645,897	1.67	1.25	to	2.50	17.94	to	16.50
TA International Focus Service Class
12/31/2023	886,444	1.49	to	13.22	1,296,394	1.77	1.25	to	2.50	10.89	to	9.54
12/31/2022	1,026,119	1.35	to	12.07	1,353,950	2.73	1.25	to	2.50	(21.28)	to	(22.24)
12/31/2021	1,303,065	1.71	to	15.52	2,186,183	1.06	1.25	to	2.50	9.26	to	7.93
12/31/2020	1,531,393	1.57	to	14.38	2,359,324	2.04	1.25	to	2.50	19.10	to	17.64
12/31/2019	1,754,564	1.31	to	12.22	2,270,646	1.27	1.25	to	2.50	25.83	to	24.30
TA Janus Balanced Service Class
12/31/2023	819,549	2.06	to	14.93	1,646,907	1.12	1.25	to	2.50	13.60	to	12.22
12/31/2022	917,417	1.81	to	13.31	1,624,518	0.80	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	1,042,748	2.20	to	16.39	2,263,727	1.15	1.25	to	2.50	14.02	to	12.63
12/31/2020	876,615	1.93	to	14.55	1,672,231	1.51	1.25	to	2.50	12.90	to	11.53
12/31/2019	874,346	1.71	to	13.05	1,479,947	1.39	1.25	to	2.50	20.27	to	18.80
TA Janus Mid-Cap Growth Service Class
12/31/2023	1,002,894	4.05	to	19.30	3,962,079	-	1.25	to	2.50	15.36	to	13.96
12/31/2022	1,034,652	3.51	to	16.93	3,549,214	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	1,222,586	4.28	to	20.90	5,110,793	0.10	1.25	to	2.50	15.55	to	14.14
12/31/2020	1,422,189	3.70	to	18.31	5,157,477	0.04	1.25	to	2.50	17.46	to	16.03
12/31/2019	1,496,316	3.15	to	15.78	4,626,016	-	1.25	to	2.50	34.65	to	33.00
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2023	9,237,922	1.75	to	10.83	15,669,957	2.07	1.25	to	2.50	5.51	to	4.23
12/31/2022	9,350,242	1.66	to	10.39	15,114,942	5.32	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	10,789,544	1.99	to	12.62	20,944,701	2.16	1.25	to	2.50	4.32	to	3.05
12/31/2020	12,545,247	1.91	to	12.25	23,349,463	2.27	1.25	to	2.50	9.87	to	8.53
12/31/2019	13,993,854	1.74	to	11.29	23,750,952	2.29	1.25	to	2.50	12.15	to	10.78
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2023	11,252,446	2.94	to	15.93	32,191,783	1.49	1.25	to	2.50	18.53	to	17.09
12/31/2022	11,903,433	2.48	to	13.61	28,781,638	5.64	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	13,111,099	3.25	to	18.05	41,607,966	1.48	1.25	to	2.50	17.88	to	16.44
12/31/2020	14,904,961	2.76	to	15.50	40,167,885	1.49	1.25	to	2.50	22.82	to	21.33
12/31/2019	16,627,181	2.25	to	12.78	36,520,131	1.47	1.25	to	2.50	24.31	to	22.79
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2023	20,737,910	2.08	to	11.86	41,758,543	1.81	1.25	to	2.50	7.52	to	6.21
12/31/2022	24,451,351	1.93	to	11.17	45,895,635	5.03	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	27,544,701	2.33	to	13.67	62,635,456	1.69	1.25	to	2.50	7.59	to	6.28
12/31/2020	30,693,828	2.17	to	12.86	64,978,923	1.97	1.25	to	2.50	10.89	to	9.54
12/31/2019	35,970,936	1.96	to	11.74	68,726,479	1.95	1.25	to	2.50	14.74	to	13.34

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2023	49,047,465	$2.43	to	$13.28	$115,295,658	1.73%	1.25%	to	2.50%	10.55%	to	9.21%
12/31/2022	55,808,927	2.19	to	12.16	118,851,492	5.09	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	63,399,434	2.69	to	15.11	165,954,444	1.94	1.25	to	2.50	12.30	to	10.93
12/31/2020	71,825,110	2.40	to	13.62	167,676,534	1.81	1.25	to	2.50	13.25	to	11.87
12/31/2019	83,189,947	2.12	to	12.18	171,794,837	1.93	1.25	to	2.50	18.31	to	16.87
TA JPMorgan Enhanced Index Service Class
12/31/2023	763,535	4.54	to	19.82	3,409,221	0.57	1.25	to	2.50	25.82	to	24.29
12/31/2022	913,850	3.61	to	15.95	3,245,480	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	1,044,551	4.49	to	20.06	4,621,081	0.58	1.25	to	2.50	28.19	to	26.62
12/31/2020	1,246,517	3.50	to	15.85	4,303,977	1.23	1.25	to	2.50	18.38	to	16.94
12/31/2019	1,380,590	2.96	to	13.55	4,026,350	0.90	1.25	to	2.50	29.08	to	27.50
TA JPMorgan International Moderate Growth Service Class
12/31/2023	4,539,691	1.34	to	11.75	5,965,145	1.32	1.25	to	2.50	7.36	to	6.06
12/31/2022	5,421,548	1.24	to	11.08	6,642,371	4.69	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	6,429,235	1.53	to	13.76	9,664,110	1.29	1.25	to	2.50	7.67	to	6.35
12/31/2020	7,380,804	1.42	to	12.94	10,317,666	2.50	1.25	to	2.50	13.13	to	11.75
12/31/2019	8,712,628	1.25	to	11.58	10,778,859	2.05	1.25	to	2.50	16.16	to	14.74
TA JPMorgan Tactical Allocation Service Class
12/31/2023	1,831,461	1.44	to	10.65	2,564,868	1.53	1.25	to	2.50	7.23	to	5.93
12/31/2022	2,030,962	1.34	to	10.05	2,657,587	1.50	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	2,333,798	1.60	to	12.13	3,646,470	1.49	1.25	to	2.50	3.34	to	2.08
12/31/2020	2,455,965	1.55	to	11.88	3,719,444	2.05	1.25	to	2.50	10.72	to	9.37
12/31/2019	2,536,179	1.40	to	10.86	3,472,379	2.05	1.25	to	2.50	10.53	to	9.18
TA Market Participation Strategy Service Class
12/31/2023	208,252	1.79	to	13.93	365,295	0.40	1.25	to	2.50	10.18	to	8.84
12/31/2022	233,511	1.62	to	12.80	372,373	0.03	1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	258,618	1.94	to	15.49	493,832	0.52	1.25	to	2.50	13.04	to	11.66
12/31/2020	176,857	1.72	to	13.88	300,390	1.29	1.25	to	2.50	18.84	to	17.39
12/31/2019	119,550	1.44	to	11.82	171,738	0.92	1.25	to	2.50	17.12	to	15.69
TA Multi-Managed Balanced Service Class
12/31/2023	5,377,115	3.45	to	14.80	18,117,959	1.34	1.25	to	2.50	16.98	to	15.56
12/31/2022	5,793,115	2.95	to	12.81	16,716,599	0.91	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	6,361,577	3.58	to	15.72	22,268,595	0.96	1.25	to	2.50	15.35	to	13.94
12/31/2020	7,255,083	3.10	to	13.80	22,051,094	1.37	1.25	to	2.50	14.18	to	12.78
12/31/2019	7,081,225	2.72	to	12.23	18,865,680	1.39	1.25	to	2.50	20.00	to	18.53
TA PIMCO Tactical - Balanced Service Class
12/31/2023	284,095	1.29	to	10.75	357,039	0.98	1.25	to	2.50	9.29	to	7.96
12/31/2022	220,051	1.18	to	9.96	251,668	0.55	1.25	to	2.50	(20.65)	to	(21.61)
12/31/2021	243,541	1.48	to	12.70	351,548	-	1.25	to	2.50	5.08	to	3.80
12/31/2020	247,568	1.41	to	12.24	340,683	3.91	1.25	to	2.50	7.51	to	6.20
12/31/2019	252,678	1.31	to	11.52	326,386	0.15	1.25	to	2.50	18.20	to	16.76
TA PIMCO Tactical - Conservative Service Class
12/31/2023	205,021	1.19	to	10.46	239,246	1.13	1.25	to	2.50	5.92	to	4.63
12/31/2022	194,008	1.13	to	10.00	213,283	1.09	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	237,790	1.38	to	12.39	321,626	0.92	1.25	to	2.50	2.92	to	1.67
12/31/2020	368,826	1.34	to	12.18	486,694	1.58	1.25	to	2.50	8.54	to	7.21
12/31/2019	467,517	1.24	to	11.37	567,748	0.09	1.25	to	2.50	16.11	to	14.70
TA PIMCO Tactical - Growth Service Class
12/31/2023	230,397	1.37	to	11.96	306,949	0.87	1.25	to	2.50	12.54	to	11.17
12/31/2022	255,581	1.22	to	10.76	303,026	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	282,904	1.50	to	13.45	415,245	-	1.25	to	2.50	7.86	to	6.55
12/31/2020	376,662	1.39	to	12.63	512,934	3.27	1.25	to	2.50	7.74	to	6.43
12/31/2019	190,294	1.29	to	11.86	242,836	-	1.25	to	2.50	20.05	to	18.59

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Small/Mid Cap Value Service Class
12/31/2023	2,265,081	$5.29	to	$14.29	$11,656,967	0.82%	1.25%	to	2.50%	10.77%	to	9.42%
12/31/2022	2,475,395	4.78	to	13.06	11,520,876	0.33	1.25	to	2.50	(9.66)	to	(10.76)
12/31/2021	2,941,303	5.29	to	14.63	15,182,567	0.49	1.25	to	2.50	26.24	to	24.70
12/31/2020	3,369,635	4.19	to	11.73	13,812,896	0.98	1.25	to	2.50	2.46	to	1.21
12/31/2019	3,772,360	4.09	to	11.59	15,105,626	0.74	1.25	to	2.50	23.40	to	21.89
TA T. Rowe Price Small Cap Service Class
12/31/2023	542,932	4.74	to	15.81	2,506,000	-	1.25	to	2.50	19.39	to	17.94
12/31/2022	641,449	3.97	to	13.41	2,479,483	-	1.25	to	2.50	(23.55)	to	(24.48)
12/31/2021	778,077	5.19	to	17.75	3,939,408	-	1.25	to	2.50	9.71	to	8.37
12/31/2020	971,311	4.73	to	16.38	4,498,025	-	1.25	to	2.50	21.78	to	20.30
12/31/2019	1,128,987	3.89	to	13.62	4,287,933	-	1.25	to	2.50	30.76	to	29.16
TA WMC US Growth Service Class
12/31/2023	4,072,213	5.33	to	23.81	20,990,630	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	3,641,072	3.81	to	17.22	13,410,845	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	4,062,431	5.63	to	25.77	22,175,158	-	1.25	to	2.50	18.89	to	17.44
12/31/2020	4,518,623	4.74	to	21.94	20,786,549	-	1.25	to	2.50	35.25	to	33.60
12/31/2019	5,236,235	3.50	to	16.43	17,860,072	-	1.25	to	2.50	37.95	to	36.27

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%

Franklin Allocation Class 4 Shares	0.15%

7. Income Taxes

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA U

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.